                                                        ------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number:  3235-0578
                                                        Expires: April 30, 2010
                                                        Estimated average burden
                                                        hours per response: 10.5
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-05426

                              AIM Investment Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 07/31/08

Item 1.  Schedule of Investments.

                                 AIM CHINA FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2008

                        [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              CHI-QTR-1 07/08           Invesco Aim Advisors, Inc.

AIM CHINA FUND

SCHEDULE OF INVESTMENTS(a)
July 31, 2008
(Unaudited)

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-93.55% (b)

ALUMINUM-0.27%

Aluminum Corp. of China Ltd. -Class H (c)                 554,000   $    563,052
================================================================================

APPAREL RETAIL-0.43%

Pou Sheng International (Holdings) Ltd.
   (Hong Kong)(d)                                       3,935,000        882,666
================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.57%

China Dongxiang Group Co.(c)                            3,088,000      1,179,740
================================================================================

AUTOMOBILE MANUFACTURERS-0.31%

Great Wall Motor Co. Ltd. -Class H (c)                  1,007,500        642,730
================================================================================

COAL & CONSUMABLE FUELS-4.52%

China Coal Energy Co. -Class H (c)                      1,459,000      2,621,819
--------------------------------------------------------------------------------
China Shenhua Energy Co. Ltd. -Class H
   (Hong Kong)(c)                                       1,529,500      5,638,758
--------------------------------------------------------------------------------
Yanzhou Coal Mining Co. Ltd. -Class H (c)                 600,000      1,079,994
--------------------------------------------------------------------------------
                                                                       9,340,571
================================================================================

COMMODITY CHEMICALS-0.16%

Sinopec Shanghai Petrochemical Co. Ltd.
   -Class H (Hong Kong)(c)                              1,026,000        339,221
================================================================================

COMMUNICATIONS EQUIPMENT-0.77%

ZTE Corp. -Class H (c)                                    320,640      1,587,245
================================================================================

COMPUTER HARDWARE-1.29%

Lenovo Group Ltd.  (Hong Kong)(c)                       3,806,000      2,660,000
================================================================================

CONSTRUCTION & ENGINEERING-1.53%

China Communications Construction Co. Ltd.
   -Class H (c)                                         1,694,000      3,153,610
================================================================================

CONSTRUCTION MATERIALS-0.44%

Anhui Conch Cement Co. Ltd. -Class H
   (Hong Kong)(c)                                         156,000        916,216
================================================================================

DISTRIBUTORS-0.81%

Integrated Distribution Services Group Ltd.
   (Hong Kong)                                          1,000,000      1,666,314
================================================================================

DIVERSIFIED BANKS-20.93%

Bank of China Ltd. -Class H (c)                         9,777,000      4,466,389
--------------------------------------------------------------------------------
Bank of Communications Co. Ltd. -Class H (c)            5,319,000      6,731,908
--------------------------------------------------------------------------------
BOC Hong Kong (Holdings) Ltd.
   (Hong Kong)(c)                                       1,747,000      4,403,774
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

China Construction Bank Corp. -Class H (c)             11,654,000   $ 10,221,076
--------------------------------------------------------------------------------
China Merchants Bank Co., Ltd. -Class H (c)               811,000      2,937,524
--------------------------------------------------------------------------------
Industrial and Commercial Bank of
   China Ltd. -Class H (c)                             19,287,000     14,510,230
--------------------------------------------------------------------------------
                                                                      43,270,901
================================================================================

DIVERSIFIED METALS & MINING-1.76%

Jiangxi Copper Co. Ltd. -Class H
   (Hong Kong)(c)                                       1,993,000      3,643,743
================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.92%

BYD Co. Ltd. -Class H                                   1,867,000      1,902,501
================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-2.83%

Meadville Holdings Ltd.                                26,092,000      5,852,736
================================================================================

GOLD-0.89%

Zijin Mining Group Co., Ltd. -Class H                   2,304,000      1,830,997
================================================================================

HEALTH CARE EQUIPMENT-0.73%

Mindray Medical International Ltd. -ADR                    37,800      1,510,110
================================================================================

HEAVY ELECTRICAL EQUIPMENT-0.48%

Harbin Power Equipment Co. Ltd. -Class H (c)              638,000        994,735
================================================================================

INDEPENDENT POWER PRODUCERS &
   ENERGY TRADERS-1.51%

China Resources Power Holdings Co. Ltd.
   (Hong Kong)(c)                                         900,000      1,993,144
--------------------------------------------------------------------------------
Datang International Power Generation Co. Ltd.
   -Class H (c)                                         1,924,000      1,127,042
================================================================================
                                                                       3,120,186
================================================================================

INDUSTRIAL MACHINERY-0.55%

Shenji Kunming Machine Tool Co. Ltd. -
   Class H (c)                                          1,300,000      1,129,400
--------------------------------------------------------------------------------

INTEGRATED OIL & GAS-9.10%

China Petroleum and Chemical Corp.
   (Sinopec)-Class H (c)                                8,080,000      8,479,251
--------------------------------------------------------------------------------
PetroChina Co. Ltd. -Class H                            7,744,000     10,343,002
--------------------------------------------------------------------------------
                                                                      18,822,253
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-3.63%

China Netcom Group Corp. (Hong Kong) Ltd.
   (Hong Kong)(c)                                       1,052,000      3,201,844
================================================================================

See accompanying notes which are an integral part of this schedule.

AIM CHINA FUND

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

China Telecom Corp. Ltd. -Class H (c)                   7,884,000   $  4,310,404
--------------------------------------------------------------------------------
                                                                       7,512,248
================================================================================

INTERNET SOFTWARE & SERVICES-1.75%

Tencent Holdings Ltd.(c)                                  409,800      3,620,456
================================================================================

LEISURE PRODUCTS-1.03%

Li Ning Co. Ltd.  (Hong Kong)(c)                          877,000      2,135,051
================================================================================

LIFE & HEALTH INSURANCE-5.97%

China Life Insurance Co., Ltd. -Class H (c)             2,683,000     10,136,712
--------------------------------------------------------------------------------
Ping An Insurance (Group) Co. of China Ltd.
   -Class H (c)                                           317,500      2,203,158
--------------------------------------------------------------------------------
                                                                      12,339,870
================================================================================

MARINE-1.95%

China COSCO Holdings Co. Ltd. -Class H (c)                644,500      1,549,648
================================================================================
China Shipping Development Co. Ltd.
   -Class H  (Hong Kong)(c)                               814,000      2,484,741
--------------------------------------------------------------------------------
                                                                       4,034,389
================================================================================

MOVIES & ENTERTAINMENT-0.82%

Perfect World Co. Ltd. -ADR(d)                             64,200      1,698,732
================================================================================

OIL & GAS EXPLORATION & PRODUCTION-6.59%

CNOOC Ltd.(c)                                           8,295,000     12,225,947
--------------------------------------------------------------------------------
CNPC Hong Kong Ltd. (Hong Kong)(c)                      3,280,000      1,403,853
--------------------------------------------------------------------------------
                                                                      13,629,800
================================================================================

PACKAGED FOODS & MEATS-0.47%

Xiwang Sugar Holdings Co. Ltd.(c)                       2,846,000        972,801
================================================================================

PAPER PRODUCTS-1.44%

Lee & Man Paper Manufacturing Ltd.
   (Hong Kong)(c)                                         660,000        775,150
--------------------------------------------------------------------------------
Shandong Chenming Paper Holdings Ltd.
   -Class H (d)                                         2,685,000      2,202,611
================================================================================
                                                                       2,977,761
================================================================================

PERSONAL PRODUCTS-1.57%

Hengan International Group Co. Ltd.(c)                  1,071,000      3,234,468
================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-3.08%

China Overseas Land & Investment Ltd.
   (Hong Kong)(c)                                       1,680,000      2,995,939
--------------------------------------------------------------------------------
China Resources Land Ltd.  (Hong Kong)(c)                 952,000      1,252,312
--------------------------------------------------------------------------------
Far East Consortium International Ltd.
   (Hong Kong)(c)                                       7,279,000      1,705,491
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -(CONTINUED)

Franshion Properties China Ltd.
   (Hong Kong)(c)                                       1,082,000   $    417,203
--------------------------------------------------------------------------------
                                                                       6,370,945
================================================================================

RETAIL REIT'S-1.03%

Link REIT (The) (Hong Kong)                               953,000      2,137,689
================================================================================

STEEL-1.44%

Angang Steel Co. Ltd. -Class H (c)                        918,000      1,855,486
--------------------------------------------------------------------------------
Maanshan Iron and Steel Co. Ltd. -Class H (c)           1,820,000      1,118,688
--------------------------------------------------------------------------------
                                                                       2,974,174
================================================================================

WIRELESS TELECOMMUNICATION SERVICES-11.98%

China Mobile Ltd.(c)                                    1,469,000     19,649,574
--------------------------------------------------------------------------------
China Unicom Ltd. (Hong Kong)(c)                        2,488,000      5,109,109
--------------------------------------------------------------------------------
                                                                      24,758,683
================================================================================
   Total Common Stocks & Other Equity Interests
      (Cost $197,648,150)                                            193,405,994
--------------------------------------------------------------------------------

MONEY MARKET FUNDS-6.61%

Liquid Assets Portfolio -Institutional Class(e)         6,837,788      6,837,788
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(e)               6,837,788      6,837,788
================================================================================
   Total Money Market Funds
      (Cost $13,675,576)                                              13,675,576
================================================================================
TOTAL INVESTMENTS-100.16%
   (Cost $211,323,726)                                               207,081,570
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.16)%                                   (337,807)
================================================================================
NET ASSETS-100.00%                                                  $206,743,763
________________________________________________________________________________
================================================================================

Investment Abbreviations:

ADR  -- American Depositary Receipt
REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2008 was $163,378,636, which represented 79.02% of the Fund's Net Assets. See Note 1A.

(d)  Non-income producing security.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM CHINA FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sales of those investments.

AIM CHINA FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM CHINA FUND

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2008 was $243,108,450 and $352,146,014, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $ 15,017,925
----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (20,030,038)
==================================================================================
Net unrealized appreciation (depreciation) of investment securities   $ (5,012,113)
__________________________________________________________________________________
==================================================================================
Cost of investments for tax purposes is $212,093,683.

                          AIM DEVELOPING MARKETS FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com             DVM-QTR-1 07/08           Invesco Aim Advisors, Inc.

AIM DEVELOPING MARKETS FUND

SCHEDULE OF INVESTMENTS (a)
July 31, 2008
(Unaudited)

                                                               SHARES          VALUE
----------------------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS-91.60%

BRAZIL-18.76%

American Banknote S.A. (b)                                      224,100   $    2,453,754
----------------------------------------------------------------------------------------
American Banknote S.A.                                        1,550,300       16,974,810
----------------------------------------------------------------------------------------
Companhia Vale do Rio Doce -ADR                                 418,620       12,571,159
----------------------------------------------------------------------------------------
Cremer S.A. (b)                                                 746,000        6,572,687
----------------------------------------------------------------------------------------
Cremer S.A.                                                     105,000          925,110
----------------------------------------------------------------------------------------
Dufry South America Ltd. -BDR (b)                               255,600        4,275,503
----------------------------------------------------------------------------------------
Equatorial Energia S.A.                                       2,465,300       24,396,444
----------------------------------------------------------------------------------------
Gafisa S.A.                                                     468,400        8,074,315
----------------------------------------------------------------------------------------
OdontoPrev S.A. (b)                                              26,900          704,143
----------------------------------------------------------------------------------------
OdontoPrev S.A.                                                 486,100       12,724,318
----------------------------------------------------------------------------------------
Petroleo Brasileiro S.A. -ADR                                   611,600       28,035,744
----------------------------------------------------------------------------------------
Terna Participacoes S.A. (b)(c)                                 150,000        2,825,129
----------------------------------------------------------------------------------------
Terna Participacoes S.A. (c)                                  1,082,100       20,380,483
----------------------------------------------------------------------------------------
Totvs S.A. (b)                                                  200,000        6,703,697
----------------------------------------------------------------------------------------
Totvs S.A.                                                      383,100       12,840,931
----------------------------------------------------------------------------------------
Unibanco-Uniao de Bancos Brasileiros S.A. -GDR                  130,300       17,151,389
----------------------------------------------------------------------------------------
Wilson Sons Ltd. -BDR (b)                                       550,000        6,724,446
----------------------------------------------------------------------------------------
Wilson Sons Ltd. -BDR                                           817,400        9,993,750
========================================================================================
                                                                             194,327,812
========================================================================================

CANADA-0.59%

Sherritt International Corp.                                    584,486        6,141,969
----------------------------------------------------------------------------------------

CHINA-7.09%

CNOOC Ltd. (d)                                               11,655,000       17,178,229
----------------------------------------------------------------------------------------
Haitian International Holdings Ltd.                          12,493,000        4,627,838
----------------------------------------------------------------------------------------
Kowloon Development Co. Ltd. (d)                              6,035,000        9,875,048
----------------------------------------------------------------------------------------
Stella International Holdings Ltd.                            8,844,500       15,599,305
----------------------------------------------------------------------------------------
Xinyi Glass Holdings Co. Ltd. (d)                            14,120,000        8,395,122
----------------------------------------------------------------------------------------
Xiwang Sugar Holdings Co. Ltd. (d)                           23,740,000        8,114,655
----------------------------------------------------------------------------------------
Yantai North Andre Juice Co. Ltd. -Class H (e)              109,455,000        9,680,510
========================================================================================
                                                                              73,470,707
========================================================================================

CZECH REPUBLIC-1.17%

CEZ A.S.                                                        145,900       12,131,812
----------------------------------------------------------------------------------------

GREECE-2.71%

Intralot S.A. Integrated Lottery (d)                          1,810,819       28,047,434
----------------------------------------------------------------------------------------

HONG KONG-0.70%

eSun Holdings Ltd. (f)                                       16,902,000        3,682,990
----------------------------------------------------------------------------------------
Hopewell Holdings Ltd. (d)                                      978,000        3,506,468
========================================================================================
                                                                               7,189,458
========================================================================================

HUNGARY-1.46%

Richter Gedeon Nyrt. (d)                                         66,290       15,119,324
----------------------------------------------------------------------------------------

                                                               SHARES          VALUE
----------------------------------------------------------------------------------------
INDONESIA-5.16%

Golden Agri-Resources Ltd. (d)                               13,347,000   $    6,954,505
----------------------------------------------------------------------------------------
PT Astra International Tbk (d)                                4,615,500       11,393,613
----------------------------------------------------------------------------------------
PT Bank Central Asia Tbk (d)                                 19,275,000        6,337,095
----------------------------------------------------------------------------------------
PT Bank Danamon Indonesia Tbk (d)                             6,242,500        3,771,509
----------------------------------------------------------------------------------------
PT Indocement Tunggal Prakarsa Tbk (d)                       11,597,500        7,759,217
----------------------------------------------------------------------------------------
PT Telekomunikasi Indonesia -Series B (d)                    20,582,500       17,254,243
========================================================================================
                                                                              53,470,182
========================================================================================

ISRAEL-3.43%

Israel Discount Bank -Class A(d)(f)                          12,861,825       24,456,559
----------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd. -ADR                        247,558       11,100,501
========================================================================================
                                                                              35,557,060
========================================================================================

LUXEMBOURG-0.52%

Millicom International Cellular S.A.                             70,100        5,424,338
----------------------------------------------------------------------------------------

MALAYSIA-4.88%

Parkson Holdings Berhad (d)                                   6,799,000        9,495,196
----------------------------------------------------------------------------------------
Public Bank Berhad (d)                                        4,419,900       14,213,586
----------------------------------------------------------------------------------------
SP Setia Berhad (d)                                           6,502,600        6,072,899
----------------------------------------------------------------------------------------
Top Glove Corp. Berhad (d)                                    7,998,200        9,891,209
----------------------------------------------------------------------------------------
YTL Corp. Berhad (d)                                          5,384,200       10,894,684
========================================================================================
                                                                              50,567,574
========================================================================================

MEXICO-6.85%

America Movil S.A.B de C.V. -Series L -ADR                      518,800       26,194,212
----------------------------------------------------------------------------------------
Grupo Financiero BanCrecer S.A. de C.V. -Series B (f)(g)              1                0
----------------------------------------------------------------------------------------
Grupo Financiero Banorte S.A.B. de C.V. -Class O              5,008,200       21,551,266
----------------------------------------------------------------------------------------
Grupo Televisa S.A. -ADR                                        676,912       15,223,751
----------------------------------------------------------------------------------------
Urbi, Desarrollos Urbanos, S.A. de C.V. (f)                   2,420,900        8,018,182
========================================================================================
                                                                              70,987,411
========================================================================================

PHILIPPINES-6.80%

First Gen Corp. (b)(d)                                        3,037,400        1,973,276
----------------------------------------------------------------------------------------
First Gen Corp. (d)                                           2,600,300        1,689,310
----------------------------------------------------------------------------------------
GMA Holdings, Inc. -PDR (b)(d)(e)                             2,532,000          364,484
----------------------------------------------------------------------------------------
GMA Holdings, Inc. -PDR (d)(e)                               99,821,000       14,369,322
----------------------------------------------------------------------------------------
Philippine Long Distance Telephone Co. (d)                      345,600       19,576,496
----------------------------------------------------------------------------------------
PNOC Energy Development Corp. (b)(d)                          3,623,000          394,593
----------------------------------------------------------------------------------------
PNOC Energy Development Corp. (d)                            79,228,000        8,628,988
----------------------------------------------------------------------------------------
SM Investments Corp. (d)                                      3,848,628       23,374,345
========================================================================================
                                                                              70,370,814
========================================================================================

See accompanying notes which are an integral part of this schedule.

AIM DEVELOPING MARKETS FUND

                                                               SHARES          VALUE
----------------------------------------------------------------------------------------
RUSSIA-7.04%

Gazprom -ADR(d)                                                 382,200   $   18,311,766
----------------------------------------------------------------------------------------
LUKOIL -ADR(h)                                                  180,932       15,107,822
----------------------------------------------------------------------------------------
Mobile TeleSystems -ADR                                         173,400       12,380,760
----------------------------------------------------------------------------------------
Pharmstandard (b)(f)                                            125,000        9,093,750
----------------------------------------------------------------------------------------
Pharmstandard (f)                                                93,100        6,773,025
----------------------------------------------------------------------------------------
Vimpel-Communications -ADR                                      444,000       11,202,120
========================================================================================
                                                                              72,869,243
========================================================================================

SOUTH AFRICA-5.90%

Foschini Ltd. (d)                                               743,600        3,705,600
----------------------------------------------------------------------------------------
Massmart Holdings Ltd.                                          493,500        5,045,703
----------------------------------------------------------------------------------------
Naspers Ltd. -Class N (d)                                       628,300       15,214,858
----------------------------------------------------------------------------------------
Sasol Ltd. (d)                                                  358,400       19,032,558
----------------------------------------------------------------------------------------
Standard Bank Group Ltd. (d)                                  1,070,141       13,134,573
----------------------------------------------------------------------------------------
Sun International Ltd. (d)                                      427,068        4,966,811
========================================================================================
                                                                              61,100,103
========================================================================================

SOUTH KOREA-7.39%

CJ CheilJedang Corp. (d)(f)                                      22,302        5,128,773
----------------------------------------------------------------------------------------
CJ Corp. (d)(f)                                                 180,399        9,920,366
----------------------------------------------------------------------------------------
Daegu Bank (d)                                                  845,130       10,468,910
----------------------------------------------------------------------------------------
Hana Financial Group Inc. (d)                                   290,979       11,018,280
----------------------------------------------------------------------------------------
Hyundai Department Store Co., Ltd. (d)                          106,840        9,233,797
----------------------------------------------------------------------------------------
Hyundai Development Co. (d)                                     144,420        6,720,799
----------------------------------------------------------------------------------------
Hyundai H&S Co., Ltd. (d)                                        73,434        4,803,296
----------------------------------------------------------------------------------------
KCC Engineering & Construction Co., Ltd. (d)                    161,050        5,941,510
----------------------------------------------------------------------------------------
Lotte Confectionery Co., Ltd.                                     5,648        6,614,171
----------------------------------------------------------------------------------------
TechnoSemiChem Co., Ltd. (d)                                    339,255        6,642,203
========================================================================================
                                                                              76,492,105
========================================================================================

SWEDEN-1.52%

Oriflame Cosmetics S.A.-SDR (d)                                 243,745       15,781,881

TAIWAN-1.93%

Taiwan Mobile Co., Ltd. (d)                                   5,365,242        9,654,743
----------------------------------------------------------------------------------------
Wistron Corp.                                                 6,974,024       10,284,694
========================================================================================
                                                                              19,939,437
========================================================================================

THAILAND-3.16%

Kasikornbank PCL (d)                                          5,691,900       11,318,830
----------------------------------------------------------------------------------------
Siam Commercial Bank PCL (d)                                  9,720,300       21,369,671
========================================================================================
                                                                              32,688,501
========================================================================================

TURKEY-4.54%

Akbank T.A.S. (d)                                             1,418,230        7,915,083
----------------------------------------------------------------------------------------
Eczacibasi Ilac Sanayi ve Ticaret A.S. (d)                    3,907,800       13,707,665
----------------------------------------------------------------------------------------
Haci Omer Sabanci Holding A.S. (d)                            1,613,150        8,039,970
----------------------------------------------------------------------------------------
Tupras-Turkiye Petrol Rafinerileri A.S. (d)                     377,314       10,234,659
----------------------------------------------------------------------------------------

                                                               SHARES          VALUE
----------------------------------------------------------------------------------------
TURKEY-(CONTINUED)

Turk Traktor ve Ziraat Makineleri A.S. (d)                      836,494   $    7,163,324
========================================================================================
                                                                              47,060,701
========================================================================================
   Total Foreign Common Stocks & Other Equity Interests
      (Cost $822,954,288)                                                    948,737,866
========================================================================================

FOREIGN PREFERRED STOCKS-1.48%

BRAZIL-1.48%

Banco Itau Holding Financeira S.A. -Pfd.                        384,875        8,231,701
----------------------------------------------------------------------------------------
Duratex S.A. -Pfd.(b)                                           220,000        3,997,446
----------------------------------------------------------------------------------------
Duratex S.A. -Pfd.                                              171,800        3,121,642
========================================================================================
   Total Foreign Preferred Stocks
      (Cost $11,008,923)                                                      15,350,789
========================================================================================

MONEY MARKET FUNDS-4.81%

Liquid Assets Portfolio -Institutional Class(i)              24,900,473       24,900,473
----------------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(i)                    24,900,473       24,900,473
========================================================================================
   Total Money Market Funds
      (Cost $49,800,946)                                                      49,800,946
========================================================================================

TOTAL INVESTMENTS-97.89%
   (Cost $883,764,157)                                                     1,013,889,601
----------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-2.11%                                           21,875,783
========================================================================================
NET ASSETS-100.00%                                                        $1,035,765,384
________________________________________________________________________________________
========================================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt
BDR -- Brazilian Depositary Receipt
GDR -- Global Depositary Receipt
PDR -- Philippine Deposit Receipt
Pfd.-- Preferred
SDR -- Swedish Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2008 was $46,082,908, which represented 4.45% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)  Each unit represents one ordinary share and two preferred shares.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2008 was $538,531,335, which represented 51.99% of the Fund's Net Assets. See Note 1A.

See accompanying notes which are an integral part of this schedule.

AIM DEVELOPING MARKETS FUND

(e) Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of July 31, 2008 was $24,414,316, which represented 2.36% of the Fund's Net Assets. See Note 2.

(f)  Non-income producing security.

(g) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at July 31, 2008 represented less than 0.01% of the Fund's Net Assets.

(h) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at July 31, 2008 represented 1.46% of the Fund's Net Assets. See Note 1A.

(i) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM DEVELOPING MARKETS FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sales of those investments.

AIM DEVELOPING MARKETS FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM DEVELOPING MARKETS FUND

NOTE 2 -- INVESTMENTS IN OTHER AFFILIATES

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the nine months ended July 31, 2008.

                                                                 CHANGE IN
                                                                 UNREALIZED                              REALIZED
                          VALUE       PURCHASES    PROCEEDS     APPRECIATION       VALUE      DIVIDEND     GAIN
                         10/31/07      AT COST    FROM SALES   (DEPRECIATION)     07/31/08     INCOME     (LOSS)
-----------------------------------------------------------------------------------------------------------------
Yantai North Andre
   Juice Co. Ltd.(a)   $10,327,930   $1,647,821       $--        $(2,295,241)   $ 9,680,510   $109,471      $--
-----------------------------------------------------------------------------------------------------------------
GMA Holdings,
   Inc.-PDR(a)          16,765,020    3,023,351        --         (5,054,565)    14,733,806    378,460       --
=================================================================================================================
TOTAL INVESTMENTS
   IN AFFILIATES       $27,092,950   $4,671,172       $--        $(7,349,806)   $24,414,316   $487,931      $--
_________________________________________________________________________________________________________________
=================================================================================================================

(a) As of July 31, 2008, the security is no longer considered an affiliate of the Fund.

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2008 was $246,735,729 and $355,526,121, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                  $210,741,546
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (81,253,122)
========================================================================================
Net unrealized appreciation of investment securities                        $129,488,424
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $884,401,177.

                           AIM GLOBAL HEALTH CARE FUND
                    Quarterly Schedule of Portfolio Holdings
                                  July 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              GHC-QTR-1 07/08           Invesco Aim Advisors, Inc.

AIM GLOBAL HEALTH CARE FUND

SCHEDULE OF INVESTMENTS (a)
July 31, 2008
(Unaudited)

                                       SHARES         VALUE
---------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS-96.99%

BIOTECHNOLOGY-23.71%

Altus Pharmaceuticals Inc.
   (b)(c)                              247,589   $    1,173,572
---------------------------------------------------------------
Amgen Inc. (c)                         570,901       35,755,530
---------------------------------------------------------------
Array BioPharma Inc. (b)(c)            457,467        3,572,817
---------------------------------------------------------------
Athersys Inc. (Acquired
   04/17/00; Cost
   $10,000,000)(c)(d)(e)(f)            277,594          693,985
---------------------------------------------------------------
Avigen, Inc. (b)(c)                    769,316        2,538,743
---------------------------------------------------------------
BioMarin Pharmaceutical Inc. (c)       515,813       16,789,713
---------------------------------------------------------------
Celgene Corp. (c)                      602,514       45,483,806
---------------------------------------------------------------
Evolutionary Genomics/GenoPlex,
   Inc. (Acquired
   09/15/97-06/25/98; Cost
   $408,490)(c)(d)(e)(f)(g)(h)         109,377                1
---------------------------------------------------------------
Genentech, Inc. (c)                    304,425       28,996,481
---------------------------------------------------------------
Gentium Spa -ADR (Italy)(b)(c)         250,400        1,051,680
---------------------------------------------------------------
Genzyme Corp. (c)                      555,329       42,565,968
---------------------------------------------------------------
Gilead Sciences, Inc. (c)              862,198       46,541,448
---------------------------------------------------------------
ImClone Systems Inc. (b)(c)            136,688        8,738,464
---------------------------------------------------------------
Incyte Corp. (b)(c)                    324,813        3,007,768
---------------------------------------------------------------
Medarex, Inc. (b)(c)                   699,085        6,906,960
---------------------------------------------------------------
Onyx Pharmaceuticals, Inc.
   (b)(c)                              221,381        8,965,931
---------------------------------------------------------------
OSI Pharmaceuticals, Inc. (b)(c)       215,338       11,333,239
---------------------------------------------------------------
Rigel Pharmaceuticals, Inc. (c)        263,884        6,713,209
---------------------------------------------------------------
United Therapeutics Corp. (c)          204,137       23,147,094
---------------------------------------------------------------
Vertex Pharmaceuticals Inc. (c)        193,462        6,674,439
---------------------------------------------------------------
ZymoGenetics, Inc. (b)(c)              252,347        2,170,184
===============================================================
                                                    302,821,032
===============================================================

DRUG RETAIL-1.95%

CVS Caremark Corp.                     370,596       13,526,754
---------------------------------------------------------------
Drogasil S.A. (Brazil)                 861,426        7,534,659
---------------------------------------------------------------
Rite Aid Corp. (b)(c)                3,036,433        3,886,634
===============================================================
                                                     24,948,047
===============================================================

ELECTRONIC EQUIPMENT
   MANUFACTURERS-0.96%

Agilent Technologies, Inc. (c)         338,744       12,215,109
===============================================================

HEALTH CARE DISTRIBUTORS-1.90%

Animal Health International,
   Inc. (c)                            725,921        3,999,825
---------------------------------------------------------------
Celesio A.G. (Germany)                 206,492        6,760,806
---------------------------------------------------------------
McKesson Corp.                         240,491       13,465,091
===============================================================
                                                     24,225,722
===============================================================

HEALTH CARE EQUIPMENT-13.53%

American Medical Systems
  Holdings, Inc. (b)(c)                932,907       15,364,978
---------------------------------------------------------------
Becton, Dickinson and Co.              221,800       18,833,038
---------------------------------------------------------------
Covidien Ltd.                          263,688       12,983,997
---------------------------------------------------------------
Dexcom Inc. (b)(c)                     779,898        5,240,915
===============================================================

                                       SHARES         VALUE
---------------------------------------------------------------
HEALTH CARE EQUIPMENT-
   (CONTINUED)

Hologic, Inc. (b)(c)                   714,628   $   13,199,179
---------------------------------------------------------------
Hospira, Inc. (c)                      296,513       11,314,936
---------------------------------------------------------------
Medtronic, Inc.                        838,124       44,278,091
---------------------------------------------------------------
Nobel Biocare Holding A.G.
   (Switzerland)(i)                    167,289        5,145,799
---------------------------------------------------------------
ResMed Inc. (b)(c)                     236,481        8,943,712
---------------------------------------------------------------
Sensys Medical, Inc. (Acquired
   04/23/04-08/09/06; Cost
   $1,302)(c)(d)(e)(f)(g)                8,750              875
---------------------------------------------------------------
Smith & Nephew PLC (United
   Kingdom)(i)                       1,253,020       13,361,826
---------------------------------------------------------------
Wright Medical Group, Inc.
   (b)(c)                              313,237        9,863,833
---------------------------------------------------------------
Zimmer Holdings, Inc. (c)              207,398       14,291,796
===============================================================
                                                    172,822,975
===============================================================

HEALTH CARE FACILITIES-2.85%

Assisted Living Concepts Inc.
   -Class A (b)(c)                     984,704        5,652,201
---------------------------------------------------------------
Rhoen-Klinikum A.G. (Germany)          755,480       24,334,693
---------------------------------------------------------------
Tenet Healthcare Corp. (b)(c)        1,103,119        6,387,059
===============================================================
                                                     36,373,953
===============================================================

HEALTH CARE SERVICES-5.95%

DaVita, Inc. (c)                       257,414       14,376,572
---------------------------------------------------------------
Express Scripts, Inc. (c)              182,764       12,892,172
---------------------------------------------------------------
HMS Holdings Corp. (b)(c)              215,927        5,372,264
---------------------------------------------------------------
Laboratory Corp. of America
   Holdings (c)                        129,393        8,744,379
---------------------------------------------------------------
Medco Health Solutions, Inc. (c)       290,903       14,422,971
---------------------------------------------------------------
Pediatrix Medical Group, Inc.
   (c)                                 114,947        5,592,171
---------------------------------------------------------------
Quest Diagnostics Inc. (b)             275,369       14,638,616
===============================================================
                                                     76,039,145
===============================================================

HEALTH CARE SUPPLIES-1.24%

Align Technology, Inc. (b)(c)          536,552        5,370,886
---------------------------------------------------------------
DENTSPLY International Inc.            258,249       10,394,522
===============================================================
                                                     15,765,408
===============================================================

HEALTH CARE TECHNOLOGY-0.54%

Allscripts Healthcare
   Solutions, Inc. (b)(c)              569,709        6,864,993
===============================================================

INDUSTRIAL CONGLOMERATES-0.56%

Teleflex Inc.                          116,004        7,113,365
===============================================================

LIFE & HEALTH INSURANCE-0.93%

Amil Participacoes S.A.
   (Brazil)(d)                       1,382,700       11,917,545
===============================================================

LIFE SCIENCES TOOLS &
   SERVICES-9.89%

Affymetrix, Inc. (c)                   392,053        3,089,378
---------------------------------------------------------------
AMAG Pharmaceuticals, Inc.
   (b)(c)                              173,081        7,096,321
---------------------------------------------------------------
Applied Biosystems, Inc.               307,652       11,361,588
===============================================================

See accompanying notes which are an integral part of this schedule.

AIM GLOBAL HEALTH CARE FUND

                                       SHARES         VALUE
---------------------------------------------------------------
LIFE SCIENCES TOOLS &
SERVICES-(CONTINUED)

Charles River Laboratories
   International, Inc. (c)             214,620   $   14,263,645
---------------------------------------------------------------
Invitrogen Corp. (b)(c)                232,768       10,323,261
---------------------------------------------------------------
MDS Inc. (Canada)(c)                   489,111        6,859,352
---------------------------------------------------------------
Pharmaceutical Product
   Development, Inc.                   523,162       19,953,399
---------------------------------------------------------------
Pharmanet Development Group,
   Inc. (b)(c)                         388,680        9,378,848
---------------------------------------------------------------
Sequenom Inc. (b)(c)                   255,868        5,465,341
---------------------------------------------------------------
Thermo Fisher Scientific, Inc.
   (c)                                 292,665       17,712,086
---------------------------------------------------------------
Varian Inc. (c)                        292,640       14,456,416
---------------------------------------------------------------
Waters Corp. (c)                        93,199        6,331,940
===============================================================
                                                    126,291,575
===============================================================

MANAGED HEALTH CARE-5.13%

Aetna Inc.                             233,286        9,567,059
---------------------------------------------------------------
Aveta, Inc. (Acquired
   12/21/05; Cost
   $10,877,598)(c)(d)(f)(g)            805,748        6,445,984
---------------------------------------------------------------
CIGNA Corp.                            236,626        8,759,894
---------------------------------------------------------------
Health Net Inc. (c)                    333,582        9,326,953
---------------------------------------------------------------
UnitedHealth Group Inc.                802,685       22,539,395
---------------------------------------------------------------
WellPoint Inc. (c)                     168,033        8,813,331
===============================================================
                                                     65,452,616
===============================================================

PERSONAL PRODUCTS-0.46%

Herbalife Ltd. (b)                     136,779        5,907,485
===============================================================

PHARMACEUTICALS-27.39%

Allergan, Inc.                         237,130       12,314,161
---------------------------------------------------------------
ARYx Therapeutics, Inc. (c)            498,000        2,569,680
---------------------------------------------------------------
Bayer AG (Germany)                     148,217       12,812,898
---------------------------------------------------------------
Biodel Inc. (b)(c)                     158,993        2,675,852
---------------------------------------------------------------
Cadence Pharmaceuticals, Inc.
   (b)(c)                              605,985        6,235,586
---------------------------------------------------------------
EastPharma Ltd. -GDR
   (Turkey)(c)(d)(g)                   620,482        3,722,892
---------------------------------------------------------------
EastPharma Ltd. -GDR
   (Turkey)(c)(d)(g)                    54,359          326,154
---------------------------------------------------------------
Forest Laboratories, Inc. (c)          351,563       12,484,002
---------------------------------------------------------------
Hikma Pharmaceuticals PLC
   (United Kingdom)(b)                 745,313        5,853,992
---------------------------------------------------------------
Inspire Pharmaceuticals, Inc.
   (b)(c)                               97,550          368,739
---------------------------------------------------------------
Ipsen S.A. (France)(b)(i)              212,595       11,342,609
---------------------------------------------------------------
Johnson & Johnson                      431,934       29,574,521
---------------------------------------------------------------
Laboratorios Almirall S.A.
   (Spain)(d)(i)                       429,788        9,100,602
---------------------------------------------------------------
Locus Pharmaceuticals, Inc.
   (c)(f)(g)                           258,824          675,531
---------------------------------------------------------------
MAP Pharmaceuticals Inc. (b)(c)        252,083        2,480,497
---------------------------------------------------------------
Medicines Co. (The) (c)                167,011        3,709,314
---------------------------------------------------------------
Medicis Pharmaceutical Corp.
   -Class A (b)                        272,586        5,004,679
---------------------------------------------------------------
Merck & Co. Inc.                     1,133,175       37,281,457
---------------------------------------------------------------
Merck KGaA (Germany)(i)                 93,731       11,331,419
---------------------------------------------------------------
Novartis A.G. -ADR (Switzerland)       337,838       20,050,685
---------------------------------------------------------------
Pfizer Inc.                            644,371       12,030,407
---------------------------------------------------------------
Pharmstandard -GDR
  (Russia)(c)(d)(g)                    138,700        3,814,250
---------------------------------------------------------------
Roche Holding AG
  (Switzerland)(i)                     236,459       43,668,608
---------------------------------------------------------------
Schering-Plough Corp.                1,220,639       25,731,070
---------------------------------------------------------------
Shire Ltd. -ADR (United
   Kingdom)(b)                         160,384        8,073,731
===============================================================

                                       SHARES         VALUE
---------------------------------------------------------------
PHARMACEUTICALS-(CONTINUED)

Takeda Pharmaceutical Co. Ltd.
   (Japan)(i)                          234,000   $   12,428,906
---------------------------------------------------------------
Teva Pharmaceutical Industries
   Ltd. -ADR (Israel)                  207,400        9,299,816
---------------------------------------------------------------
Wyeth                                1,107,359       44,870,187
===============================================================
                                                    349,832,245
===============================================================
   Total Common Stocks & Other
      Equity Interests
      (Cost $1,118,338,831)                       1,238,591,215
===============================================================

PREFERRED STOCKS-0.20%

HEALTH CARE EQUIPMENT-0.19%

Intact Medical Corp. -Series C,
   Pfd. (Acquired 03/26/01;
   Cost $2,000,001)(d)(e)(f)(g)      2,439,026          237,805
---------------------------------------------------------------
Sensys Medical, Inc.,
   Series A-2, Pfd.,
   (Acquired
   02/25/98-09/30/05; Cost
   $7,627,993)(d)(e)(f)(g)           2,173,209        1,890,692
---------------------------------------------------------------
   Series B, Conv. Pfd.,
   (Acquired
   03/16/05-01/12/07; Cost
   $245,305)(d)(e)(f)(g)               282,004          245,343
===============================================================
                                                      2,373,840
===============================================================

PHARMACEUTICALS-0.01%

BioImagene, Inc. -Series B-2,
   Pfd. (Acquired 05/24/01;
   Cost $2,700,000)(d)(e)(f)(g)        187,734          188,673
===============================================================
   Total Preferred Stocks
      (Cost $12,573,299)                              2,562,513
===============================================================

MONEY MARKET FUNDS-2.45%

Liquid Assets Portfolio
   -Institutional Class(j)          15,618,693       15,618,693
---------------------------------------------------------------
Premier Portfolio
   -Institutional Class(j)          15,618,693       15,618,693
===============================================================
   Total Money Market Funds
      (Cost $31,237,386)                             31,237,386
===============================================================

TOTAL INVESTMENTS (excluding
   investments purchased with
   cash collateral from
   securities on loan)-99.64%
   (Cost $1,162,149,516)                          1,272,391,114
===============================================================

INVESTMENTS PURCHASED WITH CASH
   COLLATERAL FROM SECURITIES
   ON LOAN

MONEY MARKET FUNDS-9.41%

Liquid Assets Portfolio
   -Institutional Class
   (Cost $120,210,747)(j)(k)       120,210,747      120,210,747
===============================================================

TOTAL INVESTMENTS-109.05%
   (Cost $1,282,360,263)                          1,392,601,861
===============================================================
OTHER ASSETS LESS LIABILITIES-(9.05)%              (115,519,344)
===============================================================
NET ASSETS-100.00%                               $1,277,082,517
_______________________________________________________________
===============================================================

See accompanying notes which are an integral part of this schedule.

AIM GLOBAL HEALTH CARE FUND

Investment Abbreviations:

ADR   -- American Depositary Receipt
Conv. -- Convertible
GDR   -- Global Depositary Receipt
Pfd.  -- Preferred

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at July 31, 2008.

(c)  Non-income producing security.

(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2008 was $38,584,801, which represented 3.02% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)  Security is considered venture capital.

(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at July 31, 2008 was $10,378,889, which represented 0.81% of the Fund's Net Assets.

(g) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at July 31, 2008 was $17,548,200, which represented 1.37% of the Fund's Net Assets. See Note 1A.

(h) Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of July 31, 2008 represented less than 0.01% of the Fund's Net Assets. See Note 2.

(i) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2008 was $106,379,769, which represented 8.33% of the Fund's Net Assets. See Note 1A.

(j) The money market fund and the Fund are affiliated by having the same investment advisor.

(k) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.

See accompanying notes which are an integral part of this schedule.

AIM GLOBAL HEALTH CARE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sales of those investments.

AIM GLOBAL HEALTH CARE FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

F. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses

AIM GLOBAL HEALTH CARE FUND
     realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN OTHER AFFILIATES

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the nine months ended July 31, 2008.

                                                                CHANGE IN
                                                                UNREALIZED
                           VALUE     PURCHASES    PROCEEDS     APPRECIATION     VALUE     DIVIDEND    REALIZED
                          10/31/07    AT COST    FROM SALES   (DEPRECIATION)   07/31/08    INCOME    GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------
Evolutionary Genomics/
   Genoplex, Inc.           $37         $--         $--           $(36)           $1         $--        $--
________________________________________________________________________________________________________________
================================================================================================================

AIM GLOBAL HEALTH CARE FUND

NOTE 3 -- FOREIGN CURRENCY CONTRACTS

                  OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
-------------------------------------------------------------------------
                       CONTRACT TO
SETTLEMENT   -------------------------------      VALUE       UNREALIZED
   DATE        DELIVER           RECEIVE        07/31/08     APPRECIATION
-------------------------------------------------------------------------
 08/08/08    CHF 32,300,000   USD 30,883,970   $30,842,094     $41,876
_________________________________________________________________________
=========================================================================

                       CONTRACT TO                             UNREALIZED
SETTLEMENT   -------------------------------      VALUE       APPRECIATION
   DATE        DELIVER           RECEIVE        07/31/08     (DEPRECIATION)
---------------------------------------------------------------------------
 08/08/08    EUR 24,400,000   USD 37,761,440   $38,043,976     $(282,536)
---------------------------------------------------------------------------
 08/08/08    GBP  7,400,000   USD 14,513,620    14,659,200      (145,580)
===========================================================================
                                                               $(428,116)
===========================================================================
TOTAL OPEN FOREIGN CURRENCY CONTRACTS                          $(386,240)
___________________________________________________________________________
===========================================================================

                 CLOSED FOREIGN CURRENCY CONTRACTS AT PERIOD END
-------------------------------------------------------------------------
                        CONTRACT TO                             REALIZED
 CLOSED      -------------------------------      VALUE          GAIN
  DATE          DELIVER          RECEIVE         07/31/08        (LOSS)
---------------------------------------------------------------------------
06/30/08      USD 7,862,850    EUR 5,000,000    $7,738,000     $(124,850)
---------------------------------------------------------------------------
07/29/08      USD 9,411,480    EUR 6,000,000     9,285,600      (125,880)
===========================================================================
TOTAL CLOSED FOREIGN CURRENCY CONTRACTS                        $(250,730)
===========================================================================
TOTAL FOREIGN CURRENCY CONTRACTS                               $(636,970)
___________________________________________________________________________
===========================================================================

CURRENCY ABBREVIATIONS:

CHF  -- SWISS FRANC
EUR  -- EURO
GBP  -- BRITISH POUND STERLING
USD  -- U.S. DOLLAR

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2008 was $545,948,805 and $678,334,661, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities     $215,568,205
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (116,826,515)
==============================================================================
Net unrealized appreciation of investment securities           $ 98,741,690
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,293,860,171.

                       AIM INTERNATIONAL TOTAL RETURN FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com             ITR-QTR-1 07/08            Invesco Aim Advisors, Inc.

AIM INTERNATIONAL TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (a)
July 31, 2008
(Unaudited)

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
--------------------------------------------------------------------------------
NON-U.S. DOLLAR DENOMINATED BONDS &
   NOTES-92.57% (B)

AUSTRALIA-1.41%

Queensland Treasury
   Corp.-Series 09G, Unsec.
   Gtd. Global Notes,
   6.00%, 07/14/09(c)                             AUD   1,830,000   $  1,707,647
--------------------------------------------------------------------------------

AUSTRIA-5.56%

Austria Government,
   Medium-Term Euro Notes,
   3.80%, 10/20/13(c)(d)                          EUR   3,150,000      4,775,280
--------------------------------------------------------------------------------
Pfandbriefstelle der
   Oesterreichischen
   Landes-Hypothekenbanken-Series
   2, Tranche 2, Sr. Unsec.
   Unsub. Medium-Term Euro
   Notes, 1.60%, 02/15/11(c)                      JPY 210,000,000      1,970,641
================================================================================
                                                                       6,745,921
================================================================================

BELGIUM-1.85%

Belgium Government-Series
   48, Euro Bonds, 4.00%,
   03/28/22(c)                                    EUR   1,560,000      2,247,673
--------------------------------------------------------------------------------

BERMUDA-0.13%

Central European Media
   Enterprises Ltd.-REGS,
   Sr. Sec. Gtd. Euro
   Notes, 8.25%, 05/15/12
   (Acquired 10/15/07; Cost
   $149,562)(c)(d)(e)                             EUR     100,000        155,985
--------------------------------------------------------------------------------

BRAZIL-0.40%

Brazilian Government,
   Unsec. Unsub. Euro Bonds,
   9.50%, 01/24/11(c)                             EUR     160,000        270,041
--------------------------------------------------------------------------------
   Unsec. Unsub. Global Bonds,
   7.38%, 02/03/15(c)                             EUR     130,000        213,933
================================================================================
                                                                         483,974
================================================================================

CANADA-4.88%

Canadian Government,
   Bonds,
   5.50%, 06/01/09(c)                             CAD   3,050,000      3,043,358
--------------------------------------------------------------------------------
   4.50%, 06/01/15(c)                             CAD     810,000        840,756
--------------------------------------------------------------------------------
   Notes,
   4.00%, 06/01/17(c)                             CAD   2,035,000      2,043,168
================================================================================
                                                                       5,927,282
================================================================================

CHINA-1.07%

China Government, Unsec. Euro Bonds,
   4.25%, 10/28/14(c)                             EUR     880,000      1,295,250
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
--------------------------------------------------------------------------------
FINLAND-2.64%

Finland Government, Euro
   Bonds, 5.00%, 04/25/09(c)                      EUR   2,050,000   $  3,206,374
--------------------------------------------------------------------------------

FRANCE-4.17%

Electricite de France, Sr.
   Unsec. Medium-Term Euro
   Notes, 5.00%, 05/30/14(c)                      EUR     400,000        622,391
--------------------------------------------------------------------------------
France Government Bond OAT,
   Euro Bonds,
   6.50%, 04/25/11(c)                             EUR   1,950,000      3,205,932
--------------------------------------------------------------------------------
   5.00%, 04/25/12(c)                             EUR     470,000        748,137
--------------------------------------------------------------------------------
Lafarge S.A., Medium-Term
   Euro Notes, 5.75%, 05/27/11(c)                 EUR     250,000        387,740
--------------------------------------------------------------------------------
Rhodia S.A.-REGS, Sr. Unsec.
   Floating Rate Euro Notes,
   7.71%, 10/15/13(c)(d)(f)                       EUR      70,000         98,544
================================================================================
                                                                       5,062,744
================================================================================

GERMANY-19.30%

Bayerische
   Landesbank-Series 103,
   Tranche 1, Sr. Unsec.
   Unsub. Medium-Term Euro
   Notes, 1.40%, 04/22/13(c)                      JPY 230,000,000      2,146,560
--------------------------------------------------------------------------------
Bundesobligation-Series
   151, Euro Bonds, 4.25%,
   10/12/12(c)                                    EUR   2,000,000      3,115,020
--------------------------------------------------------------------------------
Bundesrepublik Deutschland,
   -Series 05,
   Euro Bonds,
   4.00%, 01/04/37(c)                             EUR   6,050,000      8,464,232
--------------------------------------------------------------------------------
   -Series 06,
   Euro Bonds,
   3.75%, 01/04/17(c)                             EUR   3,680,000      5,503,796
--------------------------------------------------------------------------------
   -Series 99,
   Euro Bonds,
   5.38%, 01/04/10(c)                             EUR   1,660,000      2,622,989
--------------------------------------------------------------------------------
Cognis GmbH-REGS, Sr. Sec.
   Gtd. Floating Rate Euro
   Bonds, 6.96%,
   09/15/13(c)(d)(f)                              EUR     100,000        142,726
--------------------------------------------------------------------------------
Kreditanstalt fuer
   Wiederaufbau, Sr. Unsec.
   Gtd. Unsub. Global
   Notes, 2.05%, 02/16/26(c)                      JPY   4,000,000         35,991
--------------------------------------------------------------------------------
Landwirtschaftliche
   Rentenbank, Unsec. Gtd.
   Unsub. Medium-Term Euro
   Notes, 1.38%, 04/25/13(c)                      JPY 150,000,000      1,388,820
================================================================================
                                                                      23,420,134
================================================================================

GREECE-3.27%

Hellenic Republic
   Government, Euro Bonds,
   5.25%, 05/18/12(c)                             EUR   2,500,000      3,968,543
--------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM INTERNATIONAL TOTAL RETURN FUND

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
--------------------------------------------------------------------------------
HUNGARY-1.45%

Agrokor, Sr. Sec. Gtd.
   Euro Notes, 7.00%,
   11/23/11(c)                                    EUR     100,000   $    150,838
--------------------------------------------------------------------------------
Hungary Government-Series
   17/B, Bonds, 6.75%,
   02/24/17(c)                                    HUF 260,000,000      1,604,678
================================================================================
                                                                       1,755,516
================================================================================

IRELAND-2.19%

Depfa ACS Bank-Series 686,
   Tranche 1, Sr. Sec.
   Unsub. Medium-Term Euro
   Notes, 1.65%, 12/20/16(c)                      JPY 270,000,000      2,446,066
--------------------------------------------------------------------------------
TransCapitallnvest Ltd.
   for OJSC AK
   Transneft-REGS, Sr. Sec.
   Loan Participation Euro
   Notes, 5.38%, 06/27/12
   (Acquired 10/23/07; Cost
   $209,850)(c)(d)(e)                             EUR     150,000        216,523
================================================================================
                                                                       2,662,589
================================================================================

ITALY-2.44%

Italy Buoni Poliennali Del Tesoro,
   Euro Bonds,
   4.50%, 08/01/10(c)                             EUR   1,630,000      2,541,422
--------------------------------------------------------------------------------
   5.75%, 02/01/33(c)                             EUR     250,000        422,780
================================================================================
                                                                       2,964,202
================================================================================

JAPAN-9.59%

Development Bank of Japan,
   Unsec. Gtd. Global
   Bonds, 1.75%, 03/17/17(c)                      JPY 610,000,000      5,781,038
--------------------------------------------------------------------------------
Japan Finance Corp. for
   Municipal Enterprises,
   Unsec. Gtd. Unsub.
   Global Bonds, 1.55%,
   02/21/12(c)                                    JPY 610,000,000      5,759,594
--------------------------------------------------------------------------------
Sumitomo Mitsui Banking
   Corp., Unsec. Sub. Euro
   Notes, 4.38%, 10/27/14(c)                      EUR      60,000         90,687
================================================================================
                                                                      11,631,319
================================================================================

LUXEMBOURG-0.24%

Telecom Italia Finance
   S.A.-Series 13, Tranche
   1, Unsec. Gtd. Unsub.
   Medium-Term Euro Notes,
   6.88%, 01/24/13(c)                             EUR     180,000        287,397
================================================================================

MEXICO-0.27%

Mexico Government,
   -Series A,
   Euro Medium-Term Notes,
   4.25%, 06/16/15(c)                             EUR     120,000        169,196
--------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Medium-Term Global Notes,
   5.38%, 06/10/13(c)                             EUR     100,000        152,650
================================================================================
                                                                         321,846
================================================================================

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
--------------------------------------------------------------------------------
NETHERLANDS-4.42%

Netherlands Government,
   Euro Bonds,
   3.75%, 07/15/09(c)                             EUR   1,550,000   $  2,400,751
--------------------------------------------------------------------------------
   5.00%, 07/15/12(c)                             EUR   1,100,000      1,754,459
--------------------------------------------------------------------------------
Rabobank Nederland
   N.V.-Series 1691A,
   Tranche 1, Sr. Unsec.
   Unsub. Medium-Term Euro
   Notes, 1.05%, 01/22/10(c)                      JPY 100,000,000        927,583
--------------------------------------------------------------------------------
Royal KPN N.V.-Series 12,
   Tranche 1, Sr. Unsec.
   Unsub. Medium-Term Euro
   Notes, 4.75%, 01/17/17(c)                      EUR     200,000        280,399
================================================================================
                                                                       5,363,192
================================================================================

NORWAY-1.00%

Eksportfinans A.S.,
   Medium-Term Global
   Notes, 1.60%, 03/20/14(c)                      JPY 130,000,000      1,211,743
--------------------------------------------------------------------------------

PERU-0.19%

Peruvian Government,
   Unsec. Unsub. Global
   Bonds, 7.50%, 10/14/14(c)                      EUR     140,000        227,878
--------------------------------------------------------------------------------

PORTUGAL-0.66%

Portugal Obrigacoes do
   Tesouro O.T., Euro
   Bonds, 4.10%, 04/15/37(c)                      EUR     590,000        801,711
--------------------------------------------------------------------------------

SPAIN-5.15%

Caixa d'Estalvis de
   Catalunya, Sec.
   Mortgage-Backed Euro
   Notes, 3.50%, 03/07/16(c)                      EUR   1,000,000      1,373,922
--------------------------------------------------------------------------------
Spanish Government,
   Euro Bonds,
   5.15%, 07/30/09(c)                             EUR   1,510,000      2,369,713
--------------------------------------------------------------------------------
   4.20%, 07/30/13(c)                             EUR   1,290,000      1,991,575
--------------------------------------------------------------------------------
   4.20%, 01/31/37(c)                             EUR     370,000        514,016
================================================================================
                                                                       6,249,226
================================================================================

SUPRANATIONAL-9.34%

Asian Development
   Bank-Series 339-00-1,
   Sr. Unsec. Medium-Term
   Global Notes, 2.35%,
   06/21/27(c)                                    JPY 360,000,000      3,449,277
--------------------------------------------------------------------------------
European Investment Bank,
   -REGS,
   Sr. Unsec. Unsub. Global Bonds,
   1.90%, 01/26/26
   (Acquired 4/16/08; Cost
   $475,401)(c)(d)(e)                             JPY  50,000,000        445,589
--------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Global Bonds,
   1.40%, 06/20/17(c)                             JPY 810,000,000      7,431,865
================================================================================
                                                                      11,326,731
================================================================================

SWEDEN-2.37%

Swedish Government,
   -Series 1043,
   Domestic Bonds,
   5.00%, 01/28/09(c)                             SEK   3,000,000        496,590
--------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM INTERNATIONAL TOTAL RETURN FUND

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
--------------------------------------------------------------------------------
SWEDEN-(CONTINUED)

   -Series 1046,
   Domestic Bonds,
   5.50%, 10/08/12(c)                             SEK  13,840,000   $  2,380,982
================================================================================
                                                                       2,877,572
================================================================================

UKRAINE-0.16%

Ukraine Government-REGS, Sr.
   Unsec. Euro Bonds,
   4.95%, 10/13/15
   (Acquired 10/23/07; Cost
   $212,226)(c)(d)(e)                             EUR     160,000        195,368
--------------------------------------------------------------------------------

UNITED KINGDOM-7.43%

Avis Finance Co. PLC, Sr.
   Unsec. Gtd. Unsub.
   Floating Rate Euro
   Bonds, 7.59%,
   07/31/13(c)(f)                                 EUR     100,000        112,699
--------------------------------------------------------------------------------
Bank of Scotland
   PLC-Series 1646/08, Sr.
   Unsec. Gtd. Unsub.
   Medium-Term Euro Notes,
   5.63%, 05/23/13(c)                             EUR     300,000        457,567
--------------------------------------------------------------------------------
British
   Telecommunications-Series
   20081, Tranche 1, Sr.
   Unsec. Unsub.
   Medium-Term Euro Notes,
   6.50%, 07/07/15(c)                             EUR     750,000      1,166,378
--------------------------------------------------------------------------------
Network Rail
   Infrastructure Finance
   PLC-Series 41, Tranche
   1, Sec. Gtd. Medium-Term
   Euro Notes, 4.88%,
   03/07/12(c)                                    GBP   2,500,000      4,869,733
--------------------------------------------------------------------------------
Royal Bank of Scotland
   Group PLC-Series 2958,
   Tranche 1, Sr. Unsec.
   Medium-Term Euro Notes,
   5.25%, 05/15/13(c)                             EUR     300,000        454,969
--------------------------------------------------------------------------------
United Kingdom Treasury,
   Bonds, 4.75%, 12/07/38(c)                      GBP     950,000      1,957,826
================================================================================
                                                                       9,019,172
================================================================================

UNITED STATES-0.99%

General Electric Capital
   Corp., Sr. Unsec. Unsub.
   Medium-Term Euro Notes,
   0.75%, 02/05/09(c)                             JPY  50,000,000        461,257
--------------------------------------------------------------------------------
Goldman Sachs Group Inc.
   (The), Sr. Unsec.
   Medium-Term Euro Notes,
   6.38%, 05/02/18(c)                             EUR     300,000        459,157
--------------------------------------------------------------------------------
Pemex Project Funding
   Master Trust-REGS,
   Unsec. Gtd. Unsub. Euro
   Bonds, 6.63%,
   04/04/10(c)(d)                                 EUR     180,000        284,704
================================================================================
                                                                       1,205,118
================================================================================
TOTAL INVESTMENTS-92.57%
   (Cost $110,699,295)                                               112,322,107
================================================================================
OTHER ASSETS LESS LIABILITIES-7.43%                                    9,013,016
================================================================================
NET ASSETS-100.00%                                                  $121,335,123
________________________________________________________________________________
================================================================================

Investment Abbreviations:

AUD    -- Australian Dollar
CAD    -- Canadian Dollar
EUR    -- Euro
GBP    -- British Pound
Gtd.   -- Guaranteed
HUF    -- Hungary Forint
JPY    -- Japanese Yen
REGS   -- Regulation S
Sec.   -- Secured
SEK    -- Swedish Krona
Sr.    -- Senior
Sub.   -- Subordinated
Unsec. -- Unsecured
Unsub. -- Unsubordinated

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) Foreign denominated security. Principal amount is denominated in currency indicated.

(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2008 was $112,322,107, which represented 92.57% of the Fund's Net Assets. See
     Note 1A.

(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2008 was $6,314,719, which represented 5.20% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at July 31, 2008 was $1,013,465, which represented 0.84% of the Fund's Net Assets.

(f) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2008.

See accompanying notes which are an integral part of this schedule.

AIM INTERNATIONAL TOTAL RETURN FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sales of those investments.

AIM INTERNATIONAL TOTAL RETURN FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM INTERNATIONAL TOTAL RETURN FUND

F. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 -- FOREIGN CURRENCY CONTRACTS

                OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD-END
--------------------------------------------------------------------------------
                          CONTRACT TO
SETTLEMENT   -------------------------------------      VALUE       UNREALIZED
   DATE             DELIVER            RECEIVE        07/31/08     APPRECIATION
--------------------------------------------------------------------------------
10/10/08     EUR       530,000   USD       827,025   $ 823,526       $3,499
10/10/08     JPY   140,000,000   USD     1,305,459    1,303,06        2,391
10/10/08     JPY    88,405,749   EUR       530,000     823,526          677
================================================================================
                                                                     $6,567
________________________________________________________________________________
================================================================================

                          CONTRACT TO
SETTLEMENT   -------------------------------------      VALUE       UNREALIZED
   DATE             DELIVER            RECEIVE        07/31/08    (DEPRECIATION)
--------------------------------------------------------------------------------
10/10/08     USD      841,175    JPY    88,400,000   $  822,795      $(18,380)
10/10/08     USD    1,218,415    JPY   130,000,000    1,209,992        (8,423)
================================================================================
                                                                     $(26,803)
================================================================================
   TOTAL OPEN FOREIGN CURRENCY CONTRACTS                             $(20,236)
________________________________________________________________________________
================================================================================

CURRENCY ABBREVIATIONS:

EUR -- EURO
JPY -- JAPANESE YEN
USD -- U.S. DOLLAR

AIM INTERNATIONAL TOTAL RETURN FUND

NOTE 3 -- FUTURES CONTRACTS

                            OPEN FUTURES CONTRACTS AT PERIOD-END
-------------------------------------------------------------------------------------------
                                                                               UNREALIZED
                              NUMBER OF         MONTH/            VALUE       APPRECIATION
         CONTRACT             CONTRACTS       COMMITMENT        07/31/08     (DEPRECIATION)
-------------------------------------------------------------------------------------------
Canada 10 Year Bonds              17       September-08/Long   $ 1,971,034     $   8,995
Euro-Bonds                        10       September-08/Long     1,754,987        31,864
Long Gilt                         21       September-08/Long     4,468,955        99,386
U.S. Treasury 2 Year Notes        70       September-08/Long    14,840,000        24,062
U.S. Treasury 5 Year Notes       106       September-08/Long    11,801,609       169,086
===========================================================================================
                                                               $34,836,585     $ 333,393
===========================================================================================
Euro-Bonds                         6      September-08/Short    (1,004,512)       (3,464)
Japan 10 Year Bonds                3      September-08/Short    (3,792,854)      (26,596)
U.S. Treasury 10 Year Notes       19      September-08/Short    (2,181,734)      (30,551)
===========================================================================================
                                                               $(6,979,100)    $ (60,611)
===========================================================================================
   TOTAL                                                       $27,857,485     $ 272,782
___________________________________________________________________________________________
===========================================================================================

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2008 was $222,310,731and $154,116,660, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $4,608,603 and $4,655,950. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities           $2,537,161
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (932,958)
================================================================================
Net unrealized appreciation of investment securities                 $1,604,203
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $110,717,904.

                                 AIM JAPAN FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2008

                        [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            JAP-QTR-1 07/08           Invesco Aim Advisors, Inc.

AIM JAPAN FUND

SCHEDULE OF INVESTMENTS(a)
July 31, 2008
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
FOREIGN STOCKS (JAPAN)-99.49%

AUTO PARTS & EQUIPMENT-1.62%

Stanley Electric Co., Ltd. (b)                         3,200   $        65,679
------------------------------------------------------------------------------
Toyoda Gosei Co., Ltd. (b)                             1,700            46,366
==============================================================================
                                                                       112,045
==============================================================================

AUTOMOBILE MANUFACTURERS-5.75%

Honda Motor Co., Ltd. (b)(c)                           5,200           166,239
------------------------------------------------------------------------------
Isuzu Motors Ltd. (b)                                 23,000            98,576
------------------------------------------------------------------------------
Toyota Motor Corp. (b)                                 3,100           133,194
==============================================================================
                                                                       398,009
==============================================================================

BUILDING PRODUCTS-1.22%

Daikin Industries, Ltd. (b)                            2,000            84,784
==============================================================================

COMMODITY CHEMICALS-1.72%

Tokai Carbon Co., Ltd. (b)                            10,000           118,925
==============================================================================

COMPUTER HARDWARE-0.65%

Toshiba Corp. (b)                                      7,000            45,290
==============================================================================

CONSTRUCTION & ENGINEERING-4.44%

Chiyoda Corp. (b)(c)                                  13,000           135,061
------------------------------------------------------------------------------
Kurita Water Industries Ltd. (b)                       2,600            82,512
------------------------------------------------------------------------------
Toyo Engineering Corp. (b)                            12,000            89,524
==============================================================================
                                                                       307,097
==============================================================================

CONSTRUCTION & FARM MACHINERY &
   HEAVY TRUCKS-3.43%

Komatsu Ltd. (b)                                       6,000           147,887
------------------------------------------------------------------------------
Mitsui Engineering & Shipbuilding Co.,
   Ltd. (b)(c)                                        30,000            89,409
==============================================================================
                                                                       237,296
==============================================================================

CONSUMER ELECTRONICS-2.01%

Casio Computer Co., Ltd. (b)                           5,200            63,948
------------------------------------------------------------------------------
Sony Corp. (b)                                         2,000            75,320
==============================================================================
                                                                       139,268
==============================================================================

CONSUMER FINANCE-2.49%

Aeon Credit Service Co., Ltd. (b)                      6,200            78,995
------------------------------------------------------------------------------
Orient Corp. (b)(c)(d)                                55,000            93,232
==============================================================================
                                                                       172,227
==============================================================================

DIVERSIFIED BANKS-9.95%

Mitsubishi UFJ Financial Group, Inc. (b)              26,500           233,479
------------------------------------------------------------------------------
Mizuho Financial Group, Inc. (b)                          28           134,069
------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc. (b)(c)              31           238,818
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

Sumitomo Trust & Banking Co.,
   Ltd. (The) (b)                                     12,000   $        81,907
==============================================================================
                                                                       688,273
==============================================================================

DIVERSIFIED CHEMICALS-1.69%

Nissan Chemical Industries, Ltd. (b)(c)                5,000            59,311
------------------------------------------------------------------------------
Woori Credit Suisse Power Stock
   Index-Linked Derivatives Fund (b)                  13,000            57,997
==============================================================================
                                                                       117,308
==============================================================================

DRUG RETAIL-1.12%

Matsumotokiyoshi Holdings Co., Ltd. (b)(c)             3,900            77,861
==============================================================================

EDUCATION SERVICES-2.08%

Benesse Corp. (b)                                      3,300           143,657
==============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.90%

Furukawa Electric Co., Ltd. (The) (b)                 42,000           200,487
==============================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-4.52%

Hosiden Corp. (b)(c)                                   3,900            63,388
------------------------------------------------------------------------------
Nidec Corp. (b)                                        1,600           113,407
------------------------------------------------------------------------------
Nippon Electric Glass Co., Ltd. (b)                    5,000            73,514
------------------------------------------------------------------------------
Yokogawa Electric Corp. (b)                            7,400            62,333
==============================================================================
                                                                       312,642
==============================================================================

FOOD RETAIL-1.72%

Seven & I Holdings Co., Ltd. (b)                       3,900           119,196
==============================================================================

GENERAL MERCHANDISE STORES-0.67%

Ryohin Keikaku Co., Ltd. (b)                             800            46,738
==============================================================================

HEALTH CARE EQUIPMENT-2.38%

Terumo Corp. (b)                                       3,200           164,784
==============================================================================

HEAVY ELECTRICAL EQUIPMENT-2.24%

Mitsubishi Electric Corp. (b)                         16,000           155,184
==============================================================================

HOME ENTERTAINMENT SOFTWARE-1.84%

KONAMI Corp. (b)(c)                                    2,500            78,888
------------------------------------------------------------------------------
Nintendo Co., Ltd. (b)                                   100            48,218
==============================================================================
                                                                       127,106
==============================================================================

HOME IMPROVEMENT RETAIL-0.58%

Komeri Co., Ltd. (b)                                   1,400            39,997
==============================================================================

HOMEFURNISHING RETAIL-1.18%

Nitori Co., Ltd. (b)                                   1,500            81,762
==============================================================================

HOUSEHOLD APPLIANCES-0.61%

Hitachi Koki Co., Ltd. (b)                             3,200            42,175
==============================================================================

See accompanying notes which are an integral part of this schedule.

AIM JAPAN FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
INDUSTRIAL MACHINERY-3.35%

Japan Steel Works, Ltd. (The) (b)(c)                  13,000   $       231,661
==============================================================================

IT CONSULTING & OTHER SERVICES-1.42%

Nihon Unisys, Ltd.                                     6,700            98,052
==============================================================================

LEISURE PRODUCTS-1.02%

Heiwa Corp. (b)(c)                                     7,400            70,429
==============================================================================

LIFE & HEALTH INSURANCE-1.19%

Sony Financial Holdings Inc. (b)                          22            82,582
==============================================================================

MARINE-3.74%

Daiichi Chuo Kisen Kaisha (b)                          8,000            52,697
------------------------------------------------------------------------------
Mitsui O.S.K. Lines, Ltd. (b)                         16,000           206,159
==============================================================================
                                                                       258,856
==============================================================================

OFFICE ELECTRONICS-1.52%

Canon Inc. (b)                                         2,300           105,091
==============================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.53%

AOC Holdings, Inc. (b)                                 4,000            36,583
==============================================================================

PACKAGED FOODS & MEATS-1.08%

Yakult Honsha Co., Ltd. (c)                            2,600            74,461
==============================================================================

PAPER PACKAGING-1.11%

Rengo Co., Ltd. (b)(c)                                11,000            77,017
==============================================================================

PHARMACEUTICALS-3.13%

Daiichi Sankyo Co., Ltd. (b)                           3,900           116,234
------------------------------------------------------------------------------
Hisamitsu Pharmaceutical Co., Inc. (b)                 2,400           100,247
==============================================================================
                                                                       216,481
==============================================================================

PHOTOGRAPHIC PRODUCTS-1.69%

Nikon Corp. (c)                                        4,000           117,151
==============================================================================

PROPERTY & CASUALTY INSURANCE-1.89%

Tokio Marine Holdings, Inc. (b)                        3,500           130,610
==============================================================================

RAILROADS-1.02%

East Japan Railway Co. (b)                                 9            70,426
==============================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-3.11%

AEON Mall Co., Ltd. (b)                                4,000           119,100
------------------------------------------------------------------------------
Mitsubishi Estate Co. Ltd. (b)(c)                      4,000            95,832
==============================================================================
                                                                       214,932
==============================================================================

SEMICONDUCTOR EQUIPMENT-0.57%

Tokyo Electron Ltd. (b)                                  700            39,281
==============================================================================

SEMICONDUCTORS-0.87%

Elpida Memory, Inc. (c)(d)                             2,100            60,142
==============================================================================

SPECIALTY CHEMICALS-2.12%

Shin-Etsu Chemical Co., Ltd. (b)                       2,400           146,957
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
STEEL-4.00%

Sumitomo Metal Industries, Ltd. (b)                   27,000    $      129,088
------------------------------------------------------------------------------
Yamato Kogyo Co., Ltd. (b)                             3,300           147,722
==============================================================================
                                                                       276,810
==============================================================================

TOBACCO-1.76%

Japan Tobacco Inc.                                        26           121,692
==============================================================================

TRADING COMPANIES & DISTRIBUTORS-5.07%

Marubeni Corp. (b)                                    12,000            87,384
------------------------------------------------------------------------------
Mitsubishi Corp. (b)                                   3,500           101,483
------------------------------------------------------------------------------
Mitsui & Co., Ltd. (b)                                 4,000            83,063
------------------------------------------------------------------------------
Sojitz Corp. (b)                                      25,800            78,791
==============================================================================
                                                                       350,721
==============================================================================

TRUCKING-1.28%

Sankyu Inc. (b)(c)                                    18,000            88,717
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.21%

NTT DoCoMo, Inc. (b)                                      52            83,813
------------------------------------------------------------------------------
   Total Foreign Stocks (Japan)
     (Cost $7,158,442)                                               6,884,576
==============================================================================

MONEY MARKET FUNDS-1.31%

Liquid Assets Portfolio
   -Institutional Class(e)                             45,462           45,462
------------------------------------------------------------------------------
Premier Portfolio
   -Institutional Class(e)                             45,462           45,462
==============================================================================
     Total Money Market Funds
       (Cost $90,924)                                                   90,924
==============================================================================
TOTAL INVESTMENTS (excluding
   investments purchased with cash
   collateral from securities on
   loan)-100.80% (Cost $7,249,366)                                   6,975,500
==============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-14.45%

Liquid Assets Portfolio
   -Institutional Class (Cost
   $1,000,158)(e)(f)                               1,000,158         1,000,158
==============================================================================
TOTAL INVESTMENTS-115.25%
   (Cost $8,249,524)                                                 7,975,658
==============================================================================

OTHER ASSETS LESS LIABILITIES-(15.25)%                              (1,055,590)
==============================================================================
NET ASSETS-100.00%                                             $     6,920,068
==============================================================================

See accompanying notes which are an integral part of this schedule.

AIM JAPAN FUND

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2008 was $6,413,078, which represented 92.67% of the Fund's Net Assets. See Note 1A.

(c)  All or a portion of this security was out on loan at July 31, 2008.

(d)  Non-income producing security.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.

See accompanying notes which are an integral part of this schedule.

AIM JAPAN FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sales of those investments.

AIM JAPAN FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

F. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM JAPAN FUND

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2008 was $7,680,399 and $7,474,821, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $       242,868
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                    (630,729)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $      (387,861)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $8,363,519.

                              AIM LIBOR ALPHA FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            LAL-QTR-1 07/08             Invesco Aim Advisors, Inc.

AIM LIBOR ALPHA FUND

SCHEDULE OF INVESTMENTS (a)
July 31, 2008
(Unaudited)

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-42.19%

ASSET-BACKED SECURITIES -
   MANUFACTURED HOUSING-0.72%

Vanderbilt Mortgage Finance,
   Series 2002-B, Class A4,
   Pass Through Ctfs.,
   5.84%, 02/07/26(b)                              $      80,000   $      71,881
--------------------------------------------------------------------------------
   Series 2002-C, Class A4,
   Pass Through Ctfs.,
   6.57%, 08/07/24(b)                                    105,000          95,895
================================================================================
                                                                         167,776
================================================================================

COLLATERALIZED MORTGAGE OBLIGATIONS-31.51%

Banc Of America Mortgage
   Securities, Series 2004-D,
   Class 2A2, Floating Rate
   Pass Through Ctfs., 4.20%,
   05/25/34(b)(c)                                        914,455         842,978
--------------------------------------------------------------------------------
BNC Mortgage Loan Trust,
   Series 2007-2, Class A2,
   Floating Rate Pass Through
   Ctfs., 2.56%,
   05/25/37(b)(c)                                        750,628         719,078
--------------------------------------------------------------------------------
Countrywide Asset-Backed
   Ctfs., Series 2007-BC2,
   Class 2A1, Floating Rate
   Pass Through Ctfs., 2.55%,
   06/25/37(b)(c)                                        534,421         505,858
--------------------------------------------------------------------------------
Fannie Mae REMICS, Series
   2003-112, Class FA,
   Floating Rate Pass Through
   Ctfs., 2.96%,
   01/25/28(b)(c)                                        743,565         738,629
--------------------------------------------------------------------------------
Fannie Mae Whole Loan,
   Series 2004-W5, Class F1,
   Floating Rate Pass Through
   Ctfs., 2.91%,
   02/25/47(b)(c)                                        357,764         358,371
--------------------------------------------------------------------------------
Freddie Mac REMICS,
   Series 2399, Class XF,
   Floating Rate Pass Through Ctfs., 3.41%,
   01/15/32(b)(c)                                        391,699         390,540
--------------------------------------------------------------------------------
   Series 2470, Class JF,
   Floating Rate Pass Through Ctfs.,
   3.46%, 12/15/31(b)(c)                                 614,240         621,477
--------------------------------------------------------------------------------
GS Mortgage Securities Corp. II,
   Series 2007-EOP, Class J,
   Floating Rate Pass
   Through Ctfs., 3.31%,
   03/06/20(b)(c)(d)                                     225,000         206,147
--------------------------------------------------------------------------------
JP Morgan Chase Commercial
   Mortgage Securities Corp.,
   Series 2005-FL1A, Class A1,
   Floating Rate Pass
   Through Ctfs., 2.57%,
   02/15/19(b)(c)(d)                                      14,130          13,606
--------------------------------------------------------------------------------
Morgan Stanley ABS Capital I,
   Series 2007-NC2, Class A2A,
   Floating Rate Pass
   Through Ctfs., 2.57%,
   02/25/37(b)(c)                                        617,111         603,166
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-(CONTINUED)

Morgan Stanley Capital I,
   Series 2007-IQ16, Class
   A4, Pass Through Ctfs.,
   5.81%, 12/12/49(b)                              $     320,000   $     297,296
--------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage
   Loan Trust,
   Series 2004-1, Class 3A1,
   Pass Through Ctfs.,
   6.86%, 02/25/34(b)                                    179,928         166,838
--------------------------------------------------------------------------------
   Series 2005-11, Class 1A1,
   Pass Through Ctfs.,
   5.11%, 05/25/35(b)                                    160,833         138,309
--------------------------------------------------------------------------------
Wells Fargo Home Equity
   Trust, Series 2007-2,
   Class A1, Floating Rate
   Pass Through Ctfs., 2.55%,
   04/25/37(b)(c)                                        665,027         633,024
--------------------------------------------------------------------------------
Wells Fargo Mortgage Backed
   Securities Trust, Series
   2004-S, Class A1, Pass
   Through Ctfs., 3.54%,
   09/25/34(b)                                         1,228,794       1,095,872
================================================================================
                                                                       7,331,189
================================================================================

CREDIT CARDS-5.08%

Bank Of America Credit Card
   Trust, Series 2006-C7,
   Class C7, Floating Rate
   Pass Through Ctfs., 2.69%,
   03/15/12(b)(c)                                        500,000         483,476
--------------------------------------------------------------------------------
MBNA Credit Card Master Note
   Trust, Series 2005-C3,
   Class C, Floating Rate
   Pass Through Ctfs., 2.73%,
   03/15/11(b)(c)                                        700,000         699,004
================================================================================
                                                                       1,182,480
================================================================================

HOME EQUITY LOAN-4.88%

Countrywide Asset-Backed
   Ctfs., Series 2007-9,
   Class B, Floating Rate
   Pass Through Ctfs., 4.96%,
   06/25/47(b)(c)(d)                                     140,000           8,571
--------------------------------------------------------------------------------
Long Beach Mortgage Loan
   Trust, Series 2006-7,
   Class 2A1, Floating Rate
   Pass Through Ctfs., 2.51%,
   08/25/36(b)(c)                                        292,779         287,493
--------------------------------------------------------------------------------
Saxon Asset Securities
   Trust, Series 2004-2,
   Class MV3, Floating Rate
   Pass Through Ctfs., 4.37%,
   08/25/35(b)(c)                                        741,921         507,919
--------------------------------------------------------------------------------
Wells Fargo Home Equity
   Trust, Series 2006-3,
   Class A1, Floating Rate
   Pass Through Ctfs., 2.51%,
   01/25/37(b)(c)                                        341,032         331,983
================================================================================
                                                                       1,135,966
================================================================================
      Total Asset-Backed Securities
         (Cost $10,552,293)                                            9,817,411
================================================================================

See accompanying notes which are an integral part of this schedule.

AIM LIBOR ALPHA FUND

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
BONDS & NOTES-37.59%

COMPUTER HARDWARE-0.65%

NCR Corp., Sr. Unsec. Unsub.
   Global Notes, 7.13%,
   06/15/09(b)                                     $     150,000   $     152,152
================================================================================

CONSUMER FINANCE-1.50%

American Express Credit
   Corp., Series C, Sr.
   Unsec. Floating Rate
   Medium-Term Notes, 3.86%,
   05/27/10(c)                                           250,000         250,125
--------------------------------------------------------------------------------
International Lease Finance
   Corp., Sr. Unsec. Global
   Notes, 4.35%, 09/15/08(b)                             100,000          99,982
================================================================================
                                                                         350,107
================================================================================

DIVERSIFIED BANKS-7.69%

First Union Capital I,
   Series A, Jr. Unsec. Gtd.
   Sub. Trust Pfd. Capital
   Securities, 7.94%,
   01/15/27(b)                                           500,000         470,640
--------------------------------------------------------------------------------
HSBC America Capital Trust
   II, Gtd. Trust Pfd.
   Capital Securities, 8.38%,
   05/15/27(b)(d)                                        610,000         627,598
--------------------------------------------------------------------------------
Sovereign Bancorp Inc., Sr.
   Unsec. Floating Rate
   Global Notes, 2.96%,
   03/01/09(b)(c)                                        250,000         239,733
--------------------------------------------------------------------------------
Wachovia Capital Trust I,
   Sub. Trust Pfd. Capital
   Securities, 7.64%,
   01/15/27(b)(d)                                        495,000         452,554
================================================================================
                                                                       1,790,525
================================================================================

HEALTH CARE EQUIPMENT-0.65%

Covidien International
   Finance S.A., (Luxembourg),
   Sr. Unsec.
   Gtd. Unsub. Global Notes,
   6.00%, 10/15/17(b)                                    150,000         150,501
================================================================================

HEALTH CARE FACILITIES-2.19%

Impress Holdings B.V.,
   (Netherlands), Sr. Sec.
   Gtd. Floating Rate Bonds,
   5.92%, 09/15/13(b)(c)(d)                              575,000         509,589
================================================================================

HOMEBUILDING-4.45%

Centex Corp., Sr. Unsec.
   Notes, 4.88%, 08/15/08(b)                           1,035,000       1,035,166
================================================================================

MULTI-LINE INSURANCE-0.88%

International Lease Finance Corp.,
   Sr. Unsec. Floating Rate
   Medium-Term Notes,
   3.16%, 04/20/09(b)(c)                                 100,000          97,837
--------------------------------------------------------------------------------
   2.96%, 06/26/09(b)(c)                                 110,000         106,830
================================================================================
                                                                         204,667
================================================================================

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
MULTI-SECTOR HOLDINGS-1.52%

Capmark Financial Group,
   Inc., Sr. Unsec. Gtd.
   Floating Rate Global
   Notes, 3.37%,
   05/10/10(b)(c)                                  $     500,000   $     352,750
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-8.70%

BankAmerica Capital II,
   Series 2, Jr. Unsec. Gtd.
   Sub. Trust Pfd. Capital
   Securities, 8.00%,
   12/15/26(b)                                           370,000         372,557
--------------------------------------------------------------------------------
Countrywide Financial Corp.,
   Series B, Sr. Unsec. Gtd.
   Unsub. Floating Rate
   Medium-Term Notes, 2.80%,
   09/02/08(c)                                           250,000         245,510
--------------------------------------------------------------------------------
International Lease Finance
   Corp., Series R, Sr.
   Unsec. Medium-Term Notes,
   6.63%, 11/15/13(b)                                    195,000         174,106
--------------------------------------------------------------------------------
JPM Chase Capital XXIII, Jr.
   Sub. Gtd. Floating Rate
   Global Notes, 3.68%,
   05/15/47(b)(c)                                        750,000         582,248
--------------------------------------------------------------------------------
Lazard Group, Sr. Unsec.
   Global Notes, 6.85%,
   06/15/17(b)                                           155,000         134,101
--------------------------------------------------------------------------------
NB Capital Trust II, Jr.
   Unsec. Gtd. Sub. Trust
   Pfd. Capital Securities,
   7.83%, 12/15/26(b)                                    545,000         515,417
================================================================================
                                                                       2,023,939
================================================================================
PAPER PRODUCTS-1.81%

Cellu Tissue Holdings, Inc.,
   Sec. Gtd. Global Notes,
   9.75%, 03/15/10(b)                                    250,000         239,375
--------------------------------------------------------------------------------
Mercer International Inc.,
   Sr. Unsec. Global Notes,
   9.25%, 02/15/13(b)                                    200,000         181,000
================================================================================
                                                                         420,375
================================================================================

PROPERTY & CASUALTY INSURANCE-1.09%

Berkshire Hathaway Finance
   Corp., Sr. Gtd. Notes,
   5.00%, 08/15/13(b)(d)                                  75,000          75,275
--------------------------------------------------------------------------------
Chubb Corp. (The), Sr.
   Notes, 5.75%, 05/15/18(b)                             100,000          96,433
--------------------------------------------------------------------------------
Travelers Cos. Inc. (The),
   Sr. Unsec. Notes, 5.80%,
   05/15/18(b)                                            85,000          81,618
================================================================================
                                                                         253,326
================================================================================

REGIONAL BANKS-1.46%

Popular North America Inc.,
   Series E, Sr. Unsec. Gtd.
   Unsub. Medium-Term Notes,
   3.88%, 10/01/08(b)                                    340,000         340,347
================================================================================

SEMICONDUCTORS-1.70%

Viasystems Inc., Sr. Unsec.
   Gtd. Sub. Global Notes,
   10.50%, 01/15/11(b)                                   400,000         396,000
================================================================================

See accompanying notes which are an integral part of this schedule.

AIM LIBOR ALPHA FUND

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
SOFT DRINKS-1.09%

Dr. Pepper Snapple Group
   Inc., Sr. Notes, 6.82%,
   05/01/18(b)(d)                                  $     250,000   $     253,665
================================================================================

SYSTEMS SOFTWARE-0.32%

Oracle Corp., Sr. Unsec.
   Unsub. Global Notes,
   6.50%, 04/15/38(b)                                     75,000          74,730
================================================================================

THRIFTS & MORTGAGE FINANCE-1.41%

Countrywide Financial Corp.,
   Unsec. Gtd. Unsub.
   Medium-Term Global Notes,
   5.80%, 06/07/12(b)                                     90,000          83,250
--------------------------------------------------------------------------------
Washington Mutual Bank,
   N.V., Sr. Unsec. Floating
   Rate Global Notes, 2.74%,
   08/25/08(b)(c)                                        250,000         245,562
================================================================================
                                                                         328,812
================================================================================

WIRELESS TELECOMMUNICATION
   SERVICES-0.48%

Rogers Communications Inc.,
   (Canada), Gtd. Notes,
   6.80%, 08/15/18(b)                                    110,000         110,687
================================================================================
      Total Bonds & Notes
         (Cost $9,308,289)                                             8,747,338
================================================================================

U.S. GOVERNMENT SPONSORED
   MORTGAGE-BACKED SECURITIES-4.20%

FEDERAL HOME LOAN MORTGAGE CORP.
   (FHLMC)-3.30%

Floating Rate Pass Through
   Ctfs., 6.53%,
   07/01/36(b)(c)                                        747,873         767,774
================================================================================

FEDERAL NATIONAL MORTGAGE
   ASSOCIATION (FNMA)-0.90%

Floating Rate Pass Through
   Ctfs., 6.43%,
   11/01/32(b)(c)                                        204,797         208,562
================================================================================
      Total U.S. Government Sponsored
         Mortgage-Backed Securities
         (Cost $965,043)                                                 976,336
================================================================================

U.S. GOVERNMENT SPONSORED AGENCY
   SECURITIES-0.66%

FEDERAL HOME LOAN MORTGAGE CORP.
   (FHLMC)-0.58%

Sr. Unsec. Disc. Notes,
   2.30%, 11/14/08(b)(e)(f)                              110,000         109,221
--------------------------------------------------------------------------------
Sr. Unsec. Disc. Notes,
   2.28%, 11/20/08(b)(e)(f)                               25,000          24,813
================================================================================
                                                                         134,034
================================================================================

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (FNMA)-0.08%

Sr. Unsec. Disc. Notes,
   2.00%, 11/24/08(b)(e)(f)                        $      20,000   $      19,845
================================================================================
      Total U.S. Government Sponsored
         Agency Securities
         (Cost $153,959)                                                 153,879
================================================================================
TOTAL INVESTMENTS-84.64%
   (Cost $20,979,584)                                                 19,694,964
================================================================================
OTHER ASSETS LESS LIABILITIES-15.36%                                   3,575,201
================================================================================
NET ASSETS-100.00%                                                 $  23,270,165
________________________________________________________________________________
================================================================================

Investment Abbreviations:

ABS    -- Asset Backed Security
Ctfs.  -- Certificates
Disc.  -- Discounted
Gtd.   -- Guaranteed
Jr.    -- Junior
Pfd.   -- Preferred
REMICS -- Real Estate Mortgage Investment Conduits
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
Unsec. -- Unsecured
Unsub. -- Unsubordinated

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2008 was $19,199,329, which represented 82.51% of the Fund's Net Assets. See
     Note 1A.

(c) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2008.

(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2008 was $2,147,005, which represented 9.23% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 2.

See accompanying notes which are an integral part of this schedule.

AIM LIBOR ALPHA FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM LIBOR ALPHA FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sales of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM LIBOR ALPHA FUND

F. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 -- FUTURES CONTRACTS

                             OPEN FUTURES CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------
                                                                                 UNREALIZED
                              NUMBER OF          MONTH/             VALUE       APPRECIATION
          CONTRACT            CONTRACTS        COMMITMENT          07/31/08    (DEPRECIATION)
---------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes      15        September-2008/Long   $ 1,722,422      $ 39,577
---------------------------------------------------------------------------------------------
Euro-Bond                         4        September-2008/Long       701,995        10,273
---------------------------------------------------------------------------------------------
   Subtotal                                                      $ 2,424,417      $ 49,850
---------------------------------------------------------------------------------------------
U.S. Long Bonds                  19       September-2008/Short    (2,194,500)      (37,597)
---------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes       14       September-2008/Short    (1,558,703)      (12,508)
---------------------------------------------------------------------------------------------
   Subtotal                                                      $(3,753,203)     $(50,105)
=============================================================================================
   Total                                                         $(1,328,786)     $   (255)
_____________________________________________________________________________________________
=============================================================================================

AIM LIBOR ALPHA FUND

NOTE 3 -- CREDIT DEFAULT SWAP AGREEMENTS

                               OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END
---------------------------------------------------------------------------------------------------------------
                                                                                      NOTIONAL     UNREALIZED
                                             BUY/SELL    (PAY)/RECEIVE   EXPIRATION    AMOUNT     APPRECIATION
   COUNTERPARTY       REFERENCE ENTITY      PROTECTION     FIXED RATE       DATE        (000)    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing
Inc.*              CIT Group Inc.              Sell          3.15%        12/20/08     $1,000      $ (23,707)
---------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing
Inc.*              MBIA Inc.                   Sell          1.75%        12/20/08      1,000        (64,936)
---------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing
Inc.*              Tenet Healthcare Corp.      Sell          3.75%        12/20/08      1,000          7,018
---------------------------------------------------------------------------------------------------------------
Merrill Lynch      AMBAC Financial Group,      Sell          6.75%        12/20/08        500        (24,080)
International      Inc.
---------------------------------------------------------------------------------------------------------------
Merrill Lynch
International      Morgan Stanley              Sell          2.30%        12/20/08        325         (1,694)
---------------------------------------------------------------------------------------------------------------
Morgan Stanley &
Co. International
PLC                SLM Corp.                   Sell          0.80%        09/20/08      2,000        (13,081)
---------------------------------------------------------------------------------------------------------------
UBS AG             AMBAC Financial Group,
                   Inc.                        Sell          5.10%        12/20/08        500        (27,193)
---------------------------------------------------------------------------------------------------------------
UBS AG             AMBAC Financial Group,
                   Inc.                        Sell          11.00%       12/20/08        435        (13,975)
---------------------------------------------------------------------------------------------------------------
UBS AG             MBIA Inc.                   Sell          7.10%        12/20/08        450        (20,109)
---------------------------------------------------------------------------------------------------------------
UBS AG             Pulte Homes, Inc.           Sell          4.20%        12/20/08      1,000          3,866
---------------------------------------------------------------------------------------------------------------
   TOTAL CREDIT DEFAULT SWAP  AGREEMENTS                                               $8,210      $(177,891)
_______________________________________________________________________________________________________________
===============================================================================================================

* On September 15, 2008. subsequent to the date of this report, Lehman Brothers Holdings Inc. filed for bankruptcy.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2008 was $24,783,072 and $47,008,459, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $    20,254
----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (1,304,881)
----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities   $(1,284,627)
__________________________________________________________________________________
==================================================================================
Cost of investments for tax purposes is $20,979,591.

                           AIM TRIMARK ENDEAVOUR FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com            T-END-QTR-1 07/08           Invesco Aim Advisors, Inc.

AIM TRIMARK ENDEAVOR FUND

SCHEDULE OF INVESTMENTS (a)
July 31, 2008
(Unaudited)

                                               SHARES             VALUE
----------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-88.76%

AIRLINES-1.25%

Ryanair Holdings PLC -ADR
   (Ireland)(b)                                     68,800   $     1,675,280
============================================================================

APPAREL RETAIL-2.73%

Ross Stores, Inc.                                   96,800         3,674,528
============================================================================
APPAREL, ACCESSORIES & LUXURY GOODS-4.49%

Liz Claiborne, Inc.                                462,200         6,040,954
============================================================================

AUTOMOTIVE RETAIL-2.37%

AutoZone, Inc. (b)                                  24,500         3,192,105
============================================================================

BREWERS-5.58%

Grupo Modelo, S.A. de C.V.
   -Series C  (Mexico)                             559,100         2,923,857
----------------------------------------------------------------------------
Molson Coors Brewing Co. -Class B                   84,808         4,577,088
============================================================================
                                                                   7,500,945
============================================================================

BROADCASTING & CABLE TV-2.43%

Grupo Televisa S.A. -ADR
   (Mexico)                                        145,000         3,261,050
============================================================================

BUILDING PRODUCTS-3.39%

Kingspan Group PLC  (Ireland)(c)                   471,400         4,562,684
============================================================================

COMMUNICATIONS EQUIPMENT-4.89%

Plantronics, Inc.                                  270,000         6,574,500
============================================================================

DIVERSIFIED BANKS-2.23%

HBOS PLC  (United Kingdom)                         520,000         2,994,289
============================================================================

HEALTH CARE EQUIPMENT-9.76%

Kinetic Concepts, Inc. (b)                         184,400         6,444,780
----------------------------------------------------------------------------
Zimmer Holdings, Inc. (b)                           97,000         6,684,270
============================================================================
                                                                  13,129,050
============================================================================

HEALTH CARE SERVICES-3.31%

AMN Healthcare Services, Inc. (b)                  235,800         4,456,620
============================================================================

HOME FURNISHINGS-5.85%

Tempur-Pedic International Inc.                    838,200         7,870,698
============================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-3.53%

Manpower Inc.                                       99,000         4,752,000
============================================================================

INDUSTRIAL CONGLOMERATES-3.84%

DCC PLC  (Ireland)(c)                              218,800         5,157,256
============================================================================

INDUSTRIAL MACHINERY-1.89%

Graco Inc.                                          70,300         2,546,969
============================================================================


                                               SHARES             VALUE
----------------------------------------------------------------------------
INSURANCE BROKERS-3.01%

Arthur J. Gallagher & Co.                          158,900   $     4,040,827
============================================================================

LEISURE PRODUCTS-9.84%

Polaris Industries Inc.                             72,500         3,103,000
----------------------------------------------------------------------------
Pool Corp.                                         459,000        10,134,720
============================================================================
                                                                  13,237,720
============================================================================

LIFE & HEALTH INSURANCE-5.39%

Unum Group                                         300,000         7,248,000
============================================================================

MULTI-LINE INSURANCE-5.28%

Vienna Insurance Group
   (Austria)(c)                                    106,300         7,093,196
============================================================================

RESTAURANTS-1.92%

Tim Hortons, Inc.  (Canada)(d)                      92,172         2,506,157
----------------------------------------------------------------------------
Tim Hortons, Inc.  (Canada)                          3,000            81,566
============================================================================
                                                                   2,587,723
============================================================================

TRADING COMPANIES & DISTRIBUTORS-1.97%

Grafton Group PLC
   (Ireland)(b)(c)(e)                              463,200         2,647,939
============================================================================

TRUCKING-3.81%

Con-way Inc.                                       101,300         5,121,728
============================================================================

   Total Common Stocks &
      Other Equity Interests
      (Cost $144,917,089)                                        119,366,061
============================================================================

MONEY MARKET FUNDS-11.49%

Liquid Assets Portfolio
   -Institutional Class(f)                       7,722,940         7,722,940
----------------------------------------------------------------------------
Premier Portfolio
   -Institutional Class(f)                       7,722,940         7,722,940
----------------------------------------------------------------------------
   Total Money Market Funds
      (Cost $15,445,880)                                          15,445,880
============================================================================

TOTAL INVESTMENTS-100.25%
   (Cost $160,362,969)                                           134,811,941
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.25)%                               (329,577)
============================================================================
NET ASSETS-100.00%                                           $  134,482,364
============================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2008 was $19,461,075, which represented 14.47% of the Fund's Net Assets. See Note 1A.

See accompanying notes which are an integral part of this schedule.

AIM TRIMARK ENDEAVOR FUND

(d)  Traded on New York Stock Exchange.

(e) Each unit is comprised of one ordinary share of Euro 0.05, one C share and twenty Class A shares.

(f) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM TRIMARK ENDEAVOR FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sales of those investments.

AIM TRIMARK ENDEAVOR FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM TRIMARK ENDEAVOR FUND

NOTE 2 -- FOREIGN CURRENCY CONTRACTS

       CLOSED FOREIGN CURRENCY CONTRACTS AT PERIOD END
-------------------------------------------------------------
                   CONTRACT TO                      REALIZED
CLOSED    ----------------------------     VALUE      GAIN
 DATE        DELIVER        RECEIVE      07/31/08     (LOSS)
-------------------------------------------------------------
07/11/08  USD 4,750,875  EUR 3,000,000  $4,728,900  $(21,975)
-------------------------------------------------------------

CURRENCY ABBREVIATIONS:

EUR -- EURO
USD -- U.S. DOLLAR

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2008 was $21,415,161 and $84,929,046, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $     8,946,783
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (34,497,769)
================================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                     $   (25,550,986)
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $160,362,927.

                                AIM TRIMARK FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            T-TRI-QTR-1 07/08           Invesco Aim Advisors, Inc.

AIM TRIMARK FUND

SCHEDULE OF INVESTMENTS(a)
July 31, 2008
(Unaudited)

                                                   SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS-97.60%

AUSTRIA-4.41%

Erste Group Bank A.G. (b)                              14,900   $       956,181
-------------------------------------------------------------------------------
Wienerberger A.G. (b)                                  39,852         1,067,620
===============================================================================
                                                                      2,023,801
===============================================================================

DENMARK-1.22%

Alk-Abello A.S. (b)                                     4,469           560,598
===============================================================================

FINLAND-6.75%

Nokia Oyj (b)                                          38,000         1,038,677
-------------------------------------------------------------------------------
Nokian Renkaat Oyj (b)                                 47,620         2,052,849
===============================================================================
                                                                      3,091,526
===============================================================================

FRANCE-4.00%

Accor S.A. (b)                                         27,500         1,832,573
===============================================================================

GERMANY-6.88%

Adidas A.G.                                            31,700         1,948,716
-------------------------------------------------------------------------------
Bayerische Motoren Werke A.G. (b)                      26,800         1,203,096
===============================================================================
                                                                      3,151,812
===============================================================================

IRELAND-7.22%

Anglo Irish Bank Corp. PLC (b)                        271,123         2,133,373
-------------------------------------------------------------------------------
IAWS Group PLC                                          5,222           120,554
-------------------------------------------------------------------------------
Kerry Group PLC -Class A                                3,252            90,193
-------------------------------------------------------------------------------
Ryanair Holdings PLC -ADR(c)                           39,600           964,260
===============================================================================
                                                                      3,308,380
===============================================================================

JAPAN-1.26%

Canon Inc. (b)                                         12,600           575,717
===============================================================================

MEXICO-6.25%

Grupo Modelo, S.A. de C.V. -Series C                  172,900           904,194
-------------------------------------------------------------------------------
Grupo Televisa S.A. -ADR                               87,100         1,958,879
===============================================================================
                                                                      2,863,073
===============================================================================

NETHERLANDS-2.65%

ING Groep N.V. (b)                                     37,100         1,212,804
===============================================================================

SWITZERLAND-17.51%

Nestle S.A. (b)                                        69,266         3,035,771
-------------------------------------------------------------------------------
Novartis A.G. (b)                                      47,500         2,815,701
-------------------------------------------------------------------------------
Roche Holding A.G. (b)                                  3,300           609,435
-------------------------------------------------------------------------------
Schindler Holding A.G. (b)                              4,500           313,866
-------------------------------------------------------------------------------
Schindler Holding A.G. -Participation
   Ctfs. (b)                                           18,300         1,250,893
===============================================================================
                                                                      8,025,666
===============================================================================

UNITED KINGDOM-16.42%

Reed Elsevier PLC (b)                                 216,445         2,460,196
-------------------------------------------------------------------------------

                                                   SHARES            VALUE
-------------------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Smiths Group PLC (b)                                       --   $             7
-------------------------------------------------------------------------------
Tesco PLC (b)                                         180,120         1,279,820
-------------------------------------------------------------------------------
Willis Group Holdings Ltd.                             59,900         1,873,073
-------------------------------------------------------------------------------
WPP Group PLC (b)                                     200,700         1,910,320
===============================================================================
                                                                      7,523,416
===============================================================================

UNITED STATES-23.03%

Altera Corp.                                           55,200         1,211,640
-------------------------------------------------------------------------------
American Express Co.                                   21,200           786,944
-------------------------------------------------------------------------------
Cisco Systems, Inc. (c)                                72,700         1,598,673
-------------------------------------------------------------------------------
International Rectifier Corp. (c)                      35,100           592,488
-------------------------------------------------------------------------------
Kinetic Concepts, Inc. (c)                             44,600         1,558,770
-------------------------------------------------------------------------------
Molex Inc. -Class A                                    25,900           598,549
-------------------------------------------------------------------------------
Ross Stores, Inc.                                      23,282           883,785
-------------------------------------------------------------------------------
WellPoint Inc. (c)                                     23,800         1,248,310
-------------------------------------------------------------------------------
Wells Fargo & Co.                                      68,600         2,076,522
===============================================================================
                                                                     10,555,681
===============================================================================
TOTAL INVESTMENTS-97.60%
   (Cost $46,036,922)                                                44,725,047
===============================================================================
OTHER ASSETS LESS LIABILITIES-2.40%                                   1,099,635
===============================================================================
NET ASSETS-100.00%                                              $    45,824,682
_______________________________________________________________________________
===============================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

Ctfs. -- Certificates

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2008 was $26,309,499, which represented 57.41% of the Fund's Net Assets. See Note 1A.

(c)  Non-income producing security.

See accompanying notes which are an integral part of this schedule.

AIM TRIMARK FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

AIM TRIMARK FUND

     uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM TRIMARK FUND

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2008 was $14,656,225 and $33,137,200, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $ 3,841,541
---------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (5,733,550)
=================================================================================
Net unrealized appreciation (depreciation) of investment securities   $(1,892,009)
_________________________________________________________________________________
=================================================================================
Cost of investments for tax purposes is $46,617,056.

                        AIM TRIMARK SMALL COMPANIES FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            T-SCO-QTR-1 07/08           Invesco Aim Advisors, Inc.

AIM TRIMARK SMALL COMPANIES FUND

SCHEDULE OF INVESTMENTS(a)
July 31, 2008
(Unaudited)

                                                   SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS-96.75%

ADVERTISING-0.92%

Harte-Hanks, Inc.                                     449,500   $     5,578,295
===============================================================================

AIR FREIGHT & LOGISTICS-6.85%

Dynamex Inc. (b)(c)                                   534,120        14,992,748
-------------------------------------------------------------------------------
Pacer International, Inc.                           1,113,500        26,434,490
===============================================================================
                                                                     41,427,238
===============================================================================

ALUMINUM-0.05%

Cymat Technologies Ltd. (Canada)(c)                 2,497,500           317,081
===============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-5.88%

Columbia Sportswear Co.                               858,282        32,022,501
-------------------------------------------------------------------------------
Hampshire Group, Ltd. (b)(c)                          592,824         3,556,944
===============================================================================
                                                                     35,579,445
===============================================================================

AUTOMOTIVE RETAIL-1.51%

Lithia Motors, Inc. -Class A (b)                    1,966,338         9,143,472
===============================================================================

BIOTECHNOLOGY-2.17%

Tercica, Inc. (c)                                   1,487,874        13,152,806
===============================================================================

COMMODITY CHEMICALS-5.97%

Chemtrade Logistics Income Fund (Canada)(b)         2,690,400        36,101,466
===============================================================================

COMMUNICATIONS EQUIPMENT-10.03%

Avocent Corp. (c)                                     697,800        16,593,684
-------------------------------------------------------------------------------
Plantronics, Inc.                                     819,800        19,962,130
-------------------------------------------------------------------------------
Tekelec (c)                                         1,544,300        24,075,637
===============================================================================
                                                                     60,631,451
===============================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.14%

Hewitt Associates, Inc. -Class A (c)                  350,400        12,912,240
-------------------------------------------------------------------------------
ELECTRONIC MANUFACTURING SERVICES-3.91%

Smart Modular Technologies WWH Inc. (b)(c)          6,039,747        23,615,411
===============================================================================

HEALTH CARE EQUIPMENT-7.99%

Edwards Lifesciences Corp. (c)                        185,500        11,627,140
-------------------------------------------------------------------------------
Kinetic Concepts, Inc. (c)                          1,049,500        36,680,025
===============================================================================
                                                                     48,307,165
===============================================================================

HEALTH CARE SUPPLIES-2.38%

Cooper Cos., Inc. (The)                               427,324        14,400,819
===============================================================================

HOME FURNISHINGS-5.85%

Tempur-Pedic International Inc.                     3,765,075        35,354,054
===============================================================================

                                                   SHARES            VALUE
-------------------------------------------------------------------------------
INTERNET RETAIL-6.84%

NutriSystem, Inc. (b)                               2,403,800   $    41,369,398
===============================================================================

LEISURE PRODUCTS-1.97%

MEGA Brands Inc. (Canada)(b)(c)                     3,665,500        11,920,616
===============================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.00%

Brompton Corp. (Canada)(c)(d)(e)                       69,374                --
===============================================================================

PHARMACEUTICALS-4.54%

Endo Pharmaceuticals Holdings Inc. (c)              1,186,100        27,458,215
===============================================================================

PUBLISHING-4.83%

Wiley (John) & Sons -Class A                          644,000        29,198,960
===============================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.02%

FirstService Corp. (Canada)(c)                          7,900           131,004
===============================================================================

SEMICONDUCTOR EQUIPMENT-4.76%

ASM International N.V. (Netherlands)                1,044,700        28,771,038
===============================================================================

SEMICONDUCTORS-4.83%

International Rectifier Corp. (c)                   1,729,600        29,195,648
===============================================================================

SPECIALIZED CONSUMER SERVICES-2.34%

Jackson Hewitt Tax Service Inc.                       916,851        14,174,517
===============================================================================

TECHNOLOGY DISTRIBUTORS-4.65%

Brightpoint, Inc. (c)                               4,076,938        28,090,103
===============================================================================

THRIFTS & MORTGAGE FINANCE-1.94%

Northwest Bancorp, Inc.                               452,128        11,732,722
===============================================================================

TRUCKING-4.38%

Con-way Inc.                                          524,000        26,493,440
===============================================================================
      Total Common Stocks
         (Cost $771,802,599)                                        585,056,604
===============================================================================

PREFERRED STOCK-0.23%

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.23%

FirstService Corp. -Series 1, 7% Pfd.
   (Canada)
   (Cost $1,880,000)                                   75,200         1,353,600
===============================================================================
TOTAL INVESTMENTS-96.98%
   (Cost $773,682,599)                                              586,410,204
===============================================================================
OTHER ASSETS LESS LIABILITIES-3.02%                                  18,283,464
===============================================================================
NET ASSETS-100.00%                                              $   604,693,668
_______________________________________________________________________________
===============================================================================

See accompanying notes which are an integral part of this schedule.

AIM TRIMARK SMALL COMPANIES FUND

Investment Abbreviations:

Pfd. -- Preferred

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of July 31, 2008 was $140,700,055, which represented 23.27% of the Fund's Net Assets. See Note 3.

(c)  Non-income producing security.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at July 31, 2008 represented less than 0.01% of the Fund's Net Assets. See Note 1A.

(e) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at July 31, 2008 represented less than 0.01% of the Fund's Net Assets.

See accompanying notes which are an integral part of this schedule.

AIM TRIMARK SMALL COMPANIES FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

AIM TRIMARK SMALL COMPANIES FUND

     uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM TRIMARK SMALL COMPANIES FUND

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2008 was $263,766,739 and $156,135,740, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

   UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $  65,176,764
-----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (253,169,476)
===================================================================================
Net unrealized appreciation (depreciation) of investment securities   $(187,992,712)
===================================================================================
Cost of investments for tax purposes is $774,402,916.

NOTE 3 -- INVESTMENTS IN AFFILIATES

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the nine months ended July 31, 2008.

                                                                    CHANGE IN
                                                                   UNREALIZED                                 REALIZED
                           VALUE       PURCHASES     PROCEEDS     APPRECIATION        VALUE       DIVIDEND      GAIN
                         10/31/07       AT COST     FROM SALES   (DEPRECIATION)     07/31/08       INCOME      (LOSS)
----------------------------------------------------------------------------------------------------------------------
Chemtrade Logistics
   Income Fund         $ 26,961,000   $        --       $--       $  9,140,466    $ 36,101,466   $1,147,967      $--
----------------------------------------------------------------------------------------------------------------------
Dynamex Inc.             15,576,658       205,182        --           (789,092)     14,992,748           --       --
----------------------------------------------------------------------------------------------------------------------
Hampshire Group, Ltd.     4,873,344     2,130,146        --         (3,446,546)      3,556,944           --       --
----------------------------------------------------------------------------------------------------------------------
Lithia Motors,
   Inc.-Class A          22,434,621     9,675,498        --        (22,966,647)      9,143,472      825,862       --
----------------------------------------------------------------------------------------------------------------------
MEGA Brands Inc.         41,910,931    13,630,957        --        (43,621,272)     11,920,616           --       --
----------------------------------------------------------------------------------------------------------------------
Nutrisystem, Inc.        29,552,180    20,134,310        --         (8,317,092)     41,369,398      420,665       --
----------------------------------------------------------------------------------------------------------------------
Smart Modular
   Technologies WWH
   Inc.                  34,682,856    15,587,370        --        (26,654,815)     23,615,411           --       --
======================================================================================================================
   TOTAL INVESTMENTS   $175,991,590   $61,363,463       $--       $(96,654,998)   $140,700,055   $2,394,494      $--
      IN AFFILIATES
______________________________________________________________________________________________________________________
======================================================================================================================

Item 2. Controls and Procedures.

     (a) As of September 24, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 24, 2008, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 29, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 29, 2008


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: September 29, 2008

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.